UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS

Three Canal Plaza, Suite 600

Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer

Three Canal Plaza, Suite 600

Portland, Maine 04101

207-347-2000

Date of fiscal year end: March 31

Date of reporting period: October 1, 2008 – December 31, 2008

Item 1.	Schedule of Investments.

ABSOLUTE OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2008 (Unaudited)

Shares	Security Description			Value
Common Stock - 15.7%
Consumer Discretionary - 1.2%
20,000	Abercrombie & Fitch Co.			$461,400
200,000	Punch Taverns PLC			166,779

				628,179

Consumer Staples - 3.1%
83,600	Interval Leisure Group, Inc. (a)			450,604
79,400	Triple-S Management Corp., Class B (a)			913,100
297,500	Whitney Information Network, Inc. (a)			193,375

				1,557,079

Energy - 5.4%
1,400,000	Primary Energy Recycling Corp.			2,778,453

Financials - 0.9%
35,050	Greenlight Capital Re, Ltd., Class A (a)			455,300

Industrials - 0.8%
80,000	Aircastle, Ltd.			382,400

Information Technology - 0.7%
25,000	Teradata Corp. (a)			370,750

Telecommunication Services - 3.6%
40,000	EchoStar Corp., Class A (a)			594,800
60,000	Liberty Media Corp. - Entertainment, Class A (a)			1,048,800
25,000	LoopNet, Inc. (a)			170,500

				1,814,100

Total Common Stocks (Cost $8,053,592)				7,986,261

Principal		Rate	Maturity Date
Fixed-Income Securities - 32.4%
Asset Backed Obligations - 0.9%
97,056	Citimortgage Alternative Loan Trust 2007-A1 1A7	6.00	01/25/37	52,589
300,000	Countrywide Asset-Backed Certificates 2007-10 2A2 (c)	0.59	06/25/47	230,682
270,457	Securitized Asset Backed Receivables LLC Trust 2007-BR2 A2 (c)	0.70	02/25/37	125,780
22,810	United Air Lines, Inc. Pass Through Trust Series 2000-2	7.19	04/01/11	20,985

Total Asset Backed Obligations (Cost $414,361)				430,036

Corporate Convertible Bonds - 10.1%
Consumer Discretionary - 1.9%
1,250,000	JetBlue Airways Corp.	3.75	03/15/35	968,750

Financials - 8.2%
200,000,000	Asset Managers Holdings Co., Ltd. (d)	29.35 - 34.37	03/18/11	1,292,726
2,400,000	CompuCredit Corp.	3.63	05/30/25	615,000
2,500,000	Ocwen Financial Corp.	3.25	08/01/24	2,262,500

				4,170,226

Total Corporate Convertible Bonds (Cost $4,739,575)				5,138,976

Corporate Non-Covertible Bonds - 0.5%
Consumer Discretionary - 0.1%
50,000	Delta Airlines, Inc. Series 01A2	7.11	09/18/11	40,000

Financials - 0.4%
100,000	Chase Capital II Series B (c)	3.69	02/01/27	52,421
25,000	Ford Motor Credit Co. LLC	5.80	01/12/09	24,500
20,000	Goldman Sachs Group, Inc. Series MTNB (c)	4.46	07/22/15	14,026
30,000	Goldman Sachs Group, Inc.	6.15	04/01/18	28,879
125,000	Morgan Stanley (c)	5.23	10/15/15	85,749

				205,575

Telecommunication Services - 0.0%
25,000	Cellco Partnership (b)	8.50	11/15/18	29,343

Total Corporate Non-Covertible Bonds (Cost $267,190)				274,918

Interest Only Bond - 0.1%
699,897	Government National Mortgage Association Series 2007-78 SG (c)	6.03	12/20/37	47,451

Total Interest Only Bond (Cost $35,356)				47,451

U.S. Government and Agency Obligations - 20.8%
Agency - 9.3%
35,000	Federal Home Loan Bank System (c)	2.19	09/10/09	35,096
4,500,000	Federal National Mortgage Association	6.38	06/15/09	4,622,346
45,000	Federal National Mortgage Association (c)	3.64	10/27/09	45,164

				4,702,606

Discount Note - 11.5%
480,000	FHLB Discount Note (d)	0.07	1/12/2009	479,988
1,775,000	FHLB Discount Note (d)	0.08	1/21/2009	1,774,915
880,000	FHLB Discount Note (d)	0.12	1/23/2009	879,930
1,060,000	FHLB Discount Note (d)	0.08	1/28/2009	1,059,932
180,000	FHLMC Discount Note (d)	0.97	1/14/2009	179,932
255,000	FHLMC Discount Note (d)	0.65 - 1.30	1/20/2009	254,912
180,000	FHLMC Discount Note (d)	1.00	1/27/2009	179,949

145,000	FNMA Discount Note (d)	0.40	1/5/2009	144,992
305,000	FNMA Discount Note (d)	0.60	1/12/2009	304,922
175,000	FNMA Discount Note (d)	0.80	1/29/2009	174,956
200,000	FNMA Discount Note (d)	0.50	1/30/2009	199,947
225,000	FNMA Discount Note (d)	0.45	2/2/2009	224,906

				5,859,281

Total US Government and Agency Obligations (Cost $10,508,789)				10,561,887

Total Fixed-Income Securities (Cost $15,965,271)				16,453,268

Shares
Investment Companies - 6.7%
1,760	CurrencyShares Euro Trust			246,206
295	iShares Barclays 20+ Year			35,209
2,185	iShares Barclays 7-10 Year			215,288
1,120	iShares FTSE/XINHUA China			32,682
50,250	iShares MSCI Emerging Markets			1,254,743
3,965	iShares MSCI Japan Index			38,064
1,040	iShares MSCI Mexico			33,560
955	iShares MSCI South Africa			36,796
1,300	iShares MSCI South Korea			36,257
1,355	PowerShares Deutsche Bank US Dollar			35,461
16,420	SPDR Gold Trust			1,421,151
1,155	SPDR Lehman High Yield Bond			36,948

Total Investment Companies (Cost $3,308,023)				3,422,365

Principal
Commercial Paper - 0.5%
100,000	BNP Paribas Finance, Inc.		01/20/09	99,987
130,000	National Rural Utilities		01/29/09	129,975

Total Commercial Paper (Cost $229,962)				229,962

Total Investments - 55.3% (Cost $27,556,848)*				$28,091,856
Total Options Written - (0.0)% (Cost $(27,185))				(9,120)
Other Assets & Liabilities, Net 44.7%				22,711,507

Net Assets - 100.00%				$50,794,243

ABSOLUTE OPPORTUNITIES FUND

SCHEDULE OF CALL AND PUT OPTIONS WRITTEN

DECEMBER 31, 2008

Number of Contacts	Security Description	Strike Price	Expiration Date	Value
Options Written - (0.0)%
Call Options Written - (0.0)%
(3)	S&P 500 Index	1,150.00	01/21/09	(15)
Total Call Options Written - (0.0)% (Premiums Received $(12))				(15)

Put Options Written - (0.0)%
(81)	S&P 500 Index	650.00	01/21/09	(3,645)
(91)	S&P 500 Index	675.00	01/21/09	(5,460)
Total Put Options Written - (0.0)% (Premiums Received $(27,173))				(9,105)

Total Options Written - (0.0)% (Premiums Received $(27,185))				$(9,120)

				$50,794,243

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $29,343 or 2.9% of net assets.
(c)	Variable rate security.
(d)	Zero coupon bond. Interest rate presented is yield to maturity.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$1,408,909
Gross Unrealized Depreciation	(855,836)

Net Unrealized Appreciation (Depreciation)	$553,073

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical assets

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$11,408,626	$(9,120)
Level 2—Other Significant Observable Inputs	16,683,230	—
Level 3—Significant Unobservable Inputs	—	—
Total Investments	$28,091,856	$(9,120)

*	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, which are valued at the unrealized appreciation (depreciation) of the instrument.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

ABSOLUTE STRATEGIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2008 (Unaudited)

Shares	Security Description	Value
Long Positions - 85.3%
Equity Securities - 50.0%
Common Stock - 47.8%
Consumer Discretionary - 7.1%
32,000	Abercrombie & Fitch Co.	$738,240
24,350	Advance Auto Parts, Inc. (f)	819,378
61,100	Aeropostale, Inc. (a) (f)	983,710
19,750	Airgas, Inc. (f)	770,053
21,900	Ambassadors Group, Inc. (f)	201,480
34,600	American Commercial Lines, Inc. (f)	169,540
185,000	American Eagle Outfitters, Inc. (f)	1,731,600
5,600	Autoliv, Inc. (f)	120,176
38,000	Bed Bath & Beyond, Inc. (a) (f) (j)	965,960
42,150	Big Lots, Inc. (a) (f)	610,754
33,500	Biovail Corp. (f)	316,575
6,400	BJ’s Wholesale Club, Inc. (a) (f)	219,264
214,000	Building Materials Holding Corp. (f)	79,180
66,875	Burger King Holdings, Inc. (f)	1,596,975
200,000	Cabela’s, Inc. (a)	1,166,000
25,100	California Pizza Kitchen, Inc. (f)	269,072
234,780	Carmax, Inc. (a) (f)	1,850,066
14,200	Casey’s General Stores, Inc. (f)	323,334
25,900	CEC Entertainment, Inc. (a) (f)	628,075
800	Centex Corp. (f) (j)	8,512
2,700	Charlotte Russe Holding, Inc. (a) (f)	17,523
149,335	Cintas Corp. (f)	3,469,052
2,000	Circuit City Stores, Inc. (f) (j)	260
27,600	Coach, Inc. (a) (f)	573,252
14,500	Columbia Sportswear Co. (f)	512,865
35,940	Copart, Inc. (a) (f)	977,210
5,200	Costco Wholesale Corp. (f)	273,000
33,506	Dana Holding Corp. (a)	24,794
42,000	Domino’s Pizza, Inc. (a) (f)	197,820
31,370	DreamWorks Animation SKG, Inc., Class A (a)	792,406
40,700	Ezcorp, Inc., Class A (a) (f)	619,047
375,000	Furniture Brands International, Inc.	828,750
16,900	Gap, Inc. (f)	226,291
10,100	General Mills, Inc. (f)	613,575
9,800	Genesco, Inc. (a) (f)	165,816
10,700	Gymboree Corp. (a) (f)	279,163
48,700	Hasbro, Inc. (f)	1,420,579
12,200	Heidrick & Struggles International, Inc. (f)	262,788
18,300	Home Depot, Inc. (f)	421,266
47,800	HOT Topic, Inc. (a) (f)	443,106
6,380	International Game Technology	75,858
11,300	International Speedway Corp. (f)	324,649
34,100	Knoll, Inc. (f)	307,582
1,200	Kohl’s Corp. (a) (f) (j)	43,440
4,200	Kraft Foods, Inc. (f)	112,770
17,570	Las Vegas Sands Corp. (a)	104,190
41,800	Lions Gate Entertainment Corp. (a) (f)	229,900
53,100	Liz Claiborne, Inc. (f)	138,060
51,700	Lowe’s Cos., Inc. (f) (j)	1,112,584
39,250	Marvel Entertainment, Inc. (a) (f)	1,206,938
10,633	McDonald’s Corp. (f)	661,266
24,280	MGM Mirage (a)	334,093
100,000	Mobile Mini, Inc. (a)	1,442,000
59,775	Mohawk Industries, Inc. (a)	2,568,532
6,800	Nike, Inc., Class B (f) (j)	346,800
11,500	Owens & Minor, Inc. (f)	432,975
35,850	Panera Bread Co. (a) (f)	1,872,804
16,700	Pantry, Inc. (a) (f)	358,215
17,600	PetMed Express, Inc. (f)	310,288
9,900	PF Chang’s China Bistro, Inc. (a) (f)	207,306
20,600	Polaris Industries, Inc. (f)	590,190
3,200	Pulte Homes, Inc. (f) (j)	34,977
43,000	Republic Airways Holdings, Inc. (a) (f)	458,810
122,955	Royal Caribbean Cruises, Ltd. (f)	1,690,631
1,800	Ryland Group, Inc. (f) (j)	31,806
5,790	Sears Holdings Corp. (a)	225,057
200,000	Sonic Corp. (a)	2,434,000
40,850	Staples, Inc. (f)	732,032
53,850	Steak n Shake Co. (a) (f)	320,408
12,600	Steven Madden, Ltd. (a) (f)	268,632
33,450	Target Corp. (f)	1,155,029
20,700	The Cato Corp. (f)	312,570
45,400	Timberland Co., Class A (f)	524,370
26,700	TJX Cos., Inc. (f)	549,219
20,400	Toro Co. (f)	673,200
164,000	Tsingtao Brewery Co., Ltd.	342,381
32,000	Under Armour, Inc. (f)	762,880
39,850	Urban Outfitters, Inc. (a) (f)	596,953
8,300	WABCO Holdings, Inc. (f)	131,057
144,695	Walgreen Co. (f)	3,569,626
6,000	Wal-Mart Stores, Inc. (f)	336,360
177,252	Warner Music Group Corp. (a) (f)	535,301
7,700	WESCO International, Inc. (a) (f)	148,071
67,000	Williams-Sonoma, Inc.	526,620
8,400	WMS Industries, Inc. (a) (f)	225,960
17,575	Wynn Resorts, Ltd. (a)	742,720
49,000	Yum! Brands, Inc. (f)	1,543,500

		57,339,117

Consumer Staples - 9.5%
132,500	Accenture, Ltd., Class A (f)	4,344,675

9,100	Alberto-Culver Co.	223,041
22,600	Alliance Data Systems Corp. (f)	1,051,578
23,500	AmerisourceBergen Corp. (f)	838,010
30,700	AMN Healthcare Services, Inc. (a) (f)	259,722
19,600	Arbitron, Inc. (f)	260,288
16,300	Boston Scientific Corp. (a)	126,162
50,000	Brink’s Home Security Holdings, Inc.	1,096,000
11,700	Celgene Corp. (a) (f)	646,776
7,800	Chemed Corp. (f)	310,206
4,700	Clorox Co. (f)	261,132
266,031	Coca-Cola Co. (f)	12,043,223
70,000	Coinstar, Inc. (a)	1,365,700
4,600	Comdisco Holding Co., Inc. (a)	35,880
13,400	Conmed Corp. (a) (f)	320,796
21,800	Corporate Executive Board Co. (f)	480,908
35,250	Dean Foods Co. (f)	633,443
200,000	Deluxe Corp. (f)	2,992,000
24,350	DeVry, Inc. (f)	1,397,934
52,600	Diageo PLC, ADR (f)	2,984,524
18,800	Edwards Lifesciences Corp. (f)	1,033,060
20,100	Estee Lauder Cos., Inc. (f)	622,296
17,950	FTI Consulting, Inc. (a) (f)	802,006
74,950	Gartner, Inc. (a) (f)	1,336,359
11,300	H&E Equipment Services, Inc. (f)	87,123
23,200	H&R Block, Inc. (f)	527,104
5,200	Hewitt Associates, Inc. (a)	147,576
26,972	HJ Heinz Co. (f)	1,014,147
27,350	Illumina, Inc. (a) (f)	712,468
16,500	Interactive Data Corp. (f)	406,890
71,950	Iron Mountain, Inc. (a) (f)	1,779,324
29,950	ITT Educational Services, Inc. (a) (f) (j)	2,844,651
13,225	Jarden Corp. (a)	152,088
16,500	Kenexa Corp. (a) (f)	131,670
45,900	Kroger Co. (f)	1,212,219
10,600	MAXIMUS, Inc. (f)	372,166
70,000	McCormick & Co., Inc.	2,230,200
16,300	McKesson Corp. (f)	631,299
25,600	Moody’s Corp. (f)	514,304
19,200	Morningstar, Inc. (f)	681,600
5,700	Nash Finch Co. (f)	255,873
106,020	PepsiCo, Inc. (f)	5,806,715
29,300	Pharmaceutical Product Development, Inc. (f)	849,993
87,200	Philip Morris International, Inc. (f)	3,794,072
26,765	Procter & Gamble Co. (f) (j)	1,654,612
41,795	Quanta Services, Inc.	827,541
19,600	Resources Connection, Inc. (a) (f)	321,048
202,580	Robert Half International, Inc. (f)	4,217,717
18,500	Somanetics Corp. (f)	305,435
17,600	Sotheby’s	156,464
8,425	St Jude Medical, Inc.	277,688
15,600	Steiner Leisure, Ltd. (a) (f)	460,512
4,300	Strayer Education, Inc. (f)	921,963
11,000	SYSCO Corp. (f)	252,340
188,100	Total System Services, Inc. (f)	2,633,400
160,000	Toyota Industries Corp.	3,680,000
24,300	Universal Technical Institute, Inc. (f)	417,231
23,800	Vital Images, Inc. (f)	331,058
19,900	Warner Chilcott Ltd., Class A (f)	288,550
12,600	Western Union Co. (f)	180,684

		76,543,444

Energy - 2.6%
2,000	Anadarko Petroleum Corp. (f) (j)	77,100
1,200	Apache Corp. (f) (j)	89,436
56,500	Atwood Oceanics, Inc. (f)	863,320
15,415	Canadian Natural Resources, Ltd.	616,292
44,440	Canadian Oil Sands Trust	759,566
6,150	Canadian Oil Sands Trust	105,115
4,142	Chevron Corp. (f)	306,384
4,400	China Petroleum & Chemical Corp.	271,876
7,600	Cimarex Energy Co. (f)	203,528
1,615	CNOOC, Ltd., ADR	153,813
490,000	Cnpc Hong Kong, Ltd.	152,370
74,500	ConocoPhillips (f)	3,859,100
22,900	Continental Resources, Inc. (f)	474,259
69,705	Covanta Holding Corporation (f)	1,530,723
9,795	EnCana Corp.	455,272
24,700	Encore Acquisition Co. (f)	630,344
32,600	Energy Partners, Ltd. (a) (f)	44,010
1,500	Exxon Mobil Corp. (f)	119,745
5,200	First Solar, Inc. (a) (f)	717,392
25,784	Gazprom OAO, ADR	366,777
2,000	Halliburton Co. (f) (j)	36,360
22,800	Helmerich & Payne, Inc. (f)	518,700
14,730	Imperial Oil, Ltd.	496,696
7,800	Marathon Oil Corp. (f)	213,408
11,300	Mariner Energy, Inc. (a) (f)	115,260
31,300	Massey Energy Co. (f)	431,627
5,000	Murphy Oil Corp. (f)	221,750
13,500	Occidental Petroleum Corp. (f)	809,865
53,400	Patriot Coal Corp. (f)	333,750
58,700	Patterson-UTI Energy, Inc. (f)	675,637
12,600	Petro-Canada (f)	275,814
38,900	Petrohawk Energy Corp. (f)	608,007
25,100	Portland General Electric Co. (f)	488,697
31,500	Rosetta Resources, Inc. (a) (f)	223,020
30,900	RPC, Inc. (f)	301,584
300	Schlumberger, Ltd. (f) (j)	12,699
7,200	SEACOR Holdings, Inc.(a) (f)	479,880
32,420	Suncor Energy, Inc.	632,190

9,400	Sunoco, Inc. (f)	408,524
2,000	Swift Energy Co. (a) (f)	33,620
44,600	Talisman Energy, Inc. (f)	445,554
12,770	Texas Pacific Land Trust	294,987
9,200	Unit Corp. (a) (f)	245,824
22,100	Valero Energy Corp. (f)	478,244
10,300	W&T Offshore, Inc. (f)	147,496
22,700	Walter Industries, Inc. (f)	397,477

		21,123,092

Financials - 10.0%
15,500	Allstate Corp. (f)	507,780
57,000	American Express Co.	1,057,350
1,138,000	AmeriCredit Corp. (a)	8,694,320
33,700	Ameriprise Financial, Inc. (f)	787,232
110,000	Arthur J Gallagher & Co.	2,850,100
21,700	Astoria Financial Corp. (f)	357,616
25,230	ASX, Ltd.	585,759
11,900	Axis Capital Holdings, Ltd. (f)	346,528
36,100	Banco Latinoamericano de Exportaciones SA (f)	518,396
204,488	Bancorp, Inc./DE (a)	766,830
28,528	Bank of America Corp. (f) (j)	401,674
131,282	Bank Of New York Mellon Corp. (f)	3,719,219
108	Berkshire Hathaway, Inc., Class A (a) (f)	10,432,800
132	Berkshire Hathaway, Inc., Class B (a)	424,248
4,670	BlackRock, Inc./NY	626,482
19,605	Blackstone Group LP	128,021
8,000	Bolsas y Mercados Espanoles	204,504
28,180	Brookfield Asset Management, Inc., Class A	430,309
15,000	Capitol Federal Financial (f)	684,000
39,100	Charles Schwab Corp. (f)	632,247
62,000	China Life Insurance Co., Ltd.	188,395
9,900	Chubb Corp. (f)	504,900
8,100	Cigna Corp. (f)	136,485
14,135	Climate Exchange PLC (a)	178,839
7,482	CME Group, Inc. (j)	1,557,079
21,580	Cohen & Steers, Inc.	237,164
9,900	Credicorp, Ltd. (f)	494,604
8,800	Deutsche Boerse AG	621,408
600	Discover Financial Services (f)	5,718
7,180	East West Bancorp, Inc.	114,665
65,000	Entertainment Properties Trust	1,937,000
470	Fairfax Financial Holdings, Ltd.	147,303
19,300	Federated Investors, Inc., Class B (f)	327,328
34,725	First Marblehead Corp. (a) (f)	44,795
33,700	First Midwest Bancorp, Inc. (f)	672,989
22,270	Forest City Enterprises, Inc., Class A	149,209
7,900	Fpic Insurance Group, Inc. (a) (f)	345,862
48,130	Franklin Resources, Inc. (f)	3,069,731
10,560	GFI Group, Inc.	37,382
9,300	Groupe Bruxelles Lambert SA	735,055
3,800	Hanover Insurance Group, Inc. (f)	163,286
24,300	Hartford Financial Services Group, Inc. (f)	399,006
3,780	HDFC Bank, Ltd., ADR	269,816
109,500	Hong Kong Exchanges and Clearing, Ltd.	1,039,870
40,300	Horace Mann Educators Corp. (f)	370,357
45,700	Hudson City Bancorp, Inc. (f)	729,372
21,795	Icahn Enterprises LP	576,478
10,560	ICAP PLC	43,650
10,350	ICICI Bank, Ltd., ADR	199,238
8,300	Infinity Property & Casualty Corp. (f)	387,859
18,075	IntercontinentalExchange, Inc. (a)	1,490,103
7,900	Investment Technology Group, Inc. (a) (f)	179,488
217	JPMorgan Chase & Co. (f)	6,842
41,200	JSE, Ltd.	163,107
105,725	LaBranche & Co., Inc. (a)	506,423
54,895	Leucadia National Corp.	1,086,921
12,200	Life Partners Holdings, Inc. (f)	532,408
280,000	Link Real Estate Investment Trust	462,440
1,980	Loews Corp.	55,935
77,800	London Stock Exchange Group PLC	570,471
2,125	M&T Bank Corp.	121,996
1,880	Markel Corp. (a)	562,120
9,625	Marsh & McLennan Cos., Inc.	233,599
14,500	MB Financial, Inc. (f)	405,275
1,200	Merrill Lynch & Co., Inc. (f)	13,968
1,200	Morgan Stanley (f)	19,248
60,020	Nasdaq OMX Group (a)	1,483,094
10,275	Nationwide Health Properties, Inc.	295,098
35,900	NewAlliance Bancshares, Inc. (f)	472,803
26,060	Northern Trust Corp. (f)	1,358,768
37,284	NYSE Euronext	1,020,836
35,600	optionsXpress Holdings, Inc. (f)	475,616
25,800	Oriental Financial Group (f)	156,090
61	Osaka Securities Exchange Co., Ltd.	266,475
1,495	Pargesa Holding SA	98,323
64,000	Ping An Insurance Group Co. Of China, Ltd.	309,669
17,400	Platinum Underwriters Holdings, Ltd. (f)	627,792
14,475	Power Corp. of Canada	262,883
21,630	Power Corp. of Canada	392,827
67,070	PrivateBancorp, Inc. (f)	2,177,092
32,130	Progressive Corp.	475,845
62,500	Regions Financial Corp. (f)	497,500
150,000	Resource America, Inc., Class A	600,000
11,900	RLI Corp. (f)	727,804
190,900	Singapore Exchange, Ltd.	673,102
163,200	SLM Corp. (a) (f)	1,452,480
25,800	St Joe Co. (a) (f)	627,456
17,485	State Street Corp.	687,685
66,900	Sterling Financial Corp. (f)	588,720

25,765	T Rowe Price Group, Inc. (f)	913,112
26,600	TradeStation Group, Inc. (a) (f)	171,570
16,300	Travellers Companies, Inc. (f)	736,760
50,690	UBS AG (a) (f)	724,867
130,000	UDR, Inc.	1,792,700
38,300	Umpqua Holdings Corp. (f)	554,201
18,990	US Global Investors, Inc., Class A	92,861
312,000	Value Partners Group, Ltd.	99,837
22,750	Ventas, Inc. (f)	763,719
2,295	Vornado Realty Trust	138,503
37,400	Webster Financial Corp. (f)	515,372
25,058	Wells Fargo & Co.	738,710
12,800	Westamerica Bancorp. (f)	654,720
1,095	White Mountains Insurance Group, Ltd.	292,485
15,600	WR Berkley Corp. (f)	483,600
12,100	WSFS Financial Corp. (f)	580,679

		81,232,256

Health Care - 2.3%
1,900	Aetna, Inc. (f)	54,150
2,400	Amgen, Inc. (a) (f) (j)	138,600
5,894	Baxter International, Inc. (f)	315,859
45,000	Beckman Coulter, Inc.	1,977,300
6,300	Biogen Idec, Inc. (a) (f)	300,069
13,300	Cardinal Health, Inc. (f)	458,451
14,800	Covance, Inc. (a) (f)	681,244
10,500	CR Bard, Inc. (f)	884,730
5,100	Endo Pharmaceuticals Holdings, Inc. (a) (f)	131,988
18,050	Express Scripts, Inc. (a) (f)	992,389
15,700	Forest Laboratories, Inc. (a) (f)	399,879
2,500	Haemonetics Corp. (a) (f)	141,250
6,389	Henry Schein, Inc. (a) (f)	234,412
4,250	Intuitive Surgical, Inc. (a) (f)	539,708
19,000	Lincare Holdings, Inc. (a) (f)	511,670
9,825	Medco Health Solutions, Inc. (a)	411,766
70,000	Pfizer, Inc.	1,239,700
52,425	Quest Diagnostics, Inc. (f)	2,721,382
124,550	UnitedHealth Group, Inc. (f)	3,313,030
44,800	Valeant Pharmaceuticals International (a) (f)	1,025,920
36,100	Vertex Pharmaceuticals, Inc. (a) (f)	1,096,718
28,000	WellPoint, Inc. (a)	1,179,640

		18,749,855

Industrials - 5.7%
44,000	3M Co. (f)	2,531,760
23,000	AAON, Inc. (f)	480,240
29,100	Agilent Technologies, Inc. (f)	454,833
25,600	Ametek, Inc. (f)	773,376
29,350	Amphenol Corp., Class A (f)	703,813
792,000	Beijing Capital International Airport Co., Ltd., Class H (a)	397,523
60,100	Boeing Co. (f)	2,564,467
50,000	Brink's Co.	1,344,000
31,430	Burlington Northern Santa Fe Corp. (f) (j)	2,379,565
1,200	Caterpillar, Inc. (f) (j)	53,604
245,625	Cemex SAB de C.V., ADR (a) (f)	2,245,013
3,800	Crane Co. (f)	65,512
41,900	Crown Holdings, Inc. (f)	804,480
26,900	CSX Corp. (f)	873,443
21,800	Diana Shipping, Inc. (f)	278,168
8,300	Dionex Corp. (a) (f)	372,255
29,600	Dolby Laboratories, Inc., Class A (f)	969,696
22,400	Donaldson Co., Inc. (f)	753,760
26,000	Emerson Electric Co. (f)	951,860
17,200	EnPro Industries, Inc. (a) (f)	370,488
20,100	Frontline, Ltd. (f)	595,161
6,432	General Maritime Corp. (f)	69,466
8,000	Goodrich Corp. (f)	296,160
99,800	Graco, Inc. (f)	2,368,254
64,000	Hainan Meilan International Airport Co., Ltd.	24,443
4,200	Harsco Corp. (f)	116,256
8,600	Herbalife, Ltd. (f)	186,448
26,500	Insteel Industries, Inc. (f)	299,185
32,000	JB Hunt Transport Services, Inc. (f)	840,641
16,200	Joy Global, Inc. (f) (j)	370,818
347	Kansas City Southern (a) (f)	6,610
27,700	Kennametal, Inc. (f)	614,663
6,400	L-3 Communications Holdings, Inc. (f)	472,192
112,400	Lancaster Colony Corp. (f)	3,855,320
25,500	Landstar System, Inc. (f)	979,965
11,600	Lennox International, Inc. (f)	374,564
16,500	Lincoln Electric Holdings, Inc. (f)	840,345
3,555	Lockheed Martin Corp. (f)	298,904
10,200	Martin Marietta Materials, Inc. (f)	990,216
39,100	Methode Electronics, Inc. (f)	263,534
3,644	Mettler Toledo International, Inc. (a) (f)	245,606
19,300	Mueller Industries, Inc. (f)	484,044
14,900	NCI Building Systems, Inc. (a) (f)	242,870
880	Norfolk Southern Corp.	41,404
4,900	Northrop Grumman Corp. (f)	220,696
13,800	Overseas Shipholding Group, Inc. (f)	581,118
1,950	Parker Hannifin Corp. (f)	82,953
12,900	Rockwell Collins, Inc. (f)	504,261
13,400	Rofin-Sinar Technologies, Inc. (f)	275,772
7,700	Rogers Corp. (a) (f)	213,829
18,600	Simpson Manufacturing Co., Inc. (f)	516,336
95,000	Sonoco Products Co.	2,200,200
7,461	Stericycle, Inc. (a) (f)	388,569
6,885	Thermo Fisher Scientific, Inc. (a) (f)	234,572
18,500	Tredegar Corp. (f)	336,330
17,700	Tsakos Energy Navigation, Ltd. (f)	324,264

13,100	Union Pacific Corp. (f)	626,180
48,550	United Parcel Service, Inc., Class B (f)	2,678,018
1,200	United Technologies Corp. (f) (j)	64,321
205,540	USG Corp. (a) (f)	1,652,542
9,400	Varian, Inc. (f)	314,994
19,600	Wabtec Corp. (f)	779,100
4,300	Zebra Technologies Corp. (a) (f)	87,118

		46,326,098

Information Technology - 3.0%
39,000	Adobe Systems, Inc. (a) (f)	830,310
2,000	Advanced Micro Devices, Inc. (a) (f) (j)	4,320
33,800	Advent Software, Inc. (f)	674,986
50,400	Altera Corp. (f)	842,184
1,000	Apple, Inc. (a) (f) (j)	85,350
4,000	Applied Materials, Inc. (f) (j)	40,520
12,900	ATMI, Inc. (a) (f)	199,047
14,400	Autodesk, Inc. (a) (f)	282,960
14,900	Automatic Data Processing, Inc. (f)	586,166
41,450	BMC Software, Inc. (a) (f)	1,115,420
72,070	Broadridge Financial Solutions, Inc.	903,758
14,195	CACI International, Inc., Class A (a)	640,053
63,500	Compuware Corp. (a) (f)	428,625
120,000	Dell, Inc.	1,228,800
16,700	DST Systems, Inc. (f)	634,266
10,000	Dun & Bradstreet Corp. (f)	772,000
44,100	Fair Isaac Corp. (f)	743,526
26,900	Global Payments, Inc. (f)	882,052
8,058	Hewlett-Packard Co. (f)	292,425
3,391	International Business Machines Corp. (f)	285,387
140,000	Jack Henry & Associates, Inc.	2,717,400
317,825	Microsoft Corp. (f)	6,178,518
3,400	MicroStrategy, Inc. (a) (f)	126,242
21,675	Oracle Corp. (a) (f)	384,298
19,100	QLogic Corp. (a) (f)	256,704
41,460	Scientific Learning Corp. (a) (f)	77,116
61,400	SEI Investments Co. (f)	964,594
13,000	Silicon Laboratories, Inc. (f)	322,140
12,800	Sybase, Inc. (a) (f)	317,056
21,800	Texas Instruments, Inc. (f)	338,336
42,900	Xilinx, Inc. (f)	764,478

		23,919,037

Materials - 1.5%
44,625	Anglo American PLC, ADR	518,543
525	BHP Billiton, Ltd., ADR	22,523
11,100	Carpenter Technology Corp. (f)	227,994
51,800	Chemtura Corp. (f)	72,520
48,000	Cia Vale do Rio Doce (a) (f)	581,280
13,100	Cytec Industries, Inc. (f)	277,982
7,900	Dow Chemical Co. (f)	119,211
29,700	Ferro Corp. (f)	209,385
42,240	Franco-Nevada Corp.	728,122
21,400	Innospec, Inc. (f)	126,046
75,000	International Flavors & Fragrances, Inc.	2,229,000
14,500	Itron, Inc. (f)	924,230
6,200	Lubrizol Corp. (f)	225,618
11,600	Minerals Technologies, Inc. (f)	474,440
29,000	Nucor Corp. (f)	1,339,800
31,500	Plum Creek Timber Co., Inc. (f)	1,094,310
18,326	Praxair, Inc. (f)	1,087,831
1,430	Rio Tinto PLC, ADR	127,141
2,100	Schnitzer Steel Industries, Inc. (f)	79,065
14,500	Schulman A, Inc. (f)	246,500
8,300	Sherwin-Williams Co. (f)	495,925
21,000	Sigma-Aldrich Corp. (f)	887,040
11,700	Southern Copper Corp. (f)	187,902
2,000	United States Steel Corp. (f)	74,400

		12,356,808

Telecommunication Services - 4.9%
4,700	Adtran, Inc. (f)	69,936
2,000	Amazon.com, Inc. (a) (f) (j)	102,560
13,000	Amdocs, Ltd. (a) (f)	237,770
27,600	American Tower Corp., Class A (a) (f)	809,232
10,800	Blue Nile, Inc. (f)	264,492
37,800	Cablevision Systems Corp. (f)	636,552
4,000	Cisco Systems, Inc. (a) (f) (j)	65,200
3,000	Comcast Corp., Class A (f) (j)	50,640
46,100	Comcast Corp., Special Class A (f)	744,515
4,214	Crown Castle International Corp.	160,132
79,500	CVS/Caremark Corp. (f)	2,284,830
57,200	DIRECTV Group, Inc. (a) (f)	1,310,452
105,000	DISH Network Corp	1,164,450
85,400	Earthlink, Inc. (a) (f)	577,304
414,900	eBay, Inc. (a) (f) (j)	5,792,004
17,100	Factset Research Systems, Inc. (f)	756,504
200	Google, Inc. (a)	61,530
5,400	InterDigital, Inc. (a) (f)	148,500
36,000	j2 Global Communications, Inc. (f)	721,440
30,800	John Wiley & Sons, Inc. (f)	1,095,864
39,600	Liberty Entertainment (f)	692,208
5,000	Liberty Global, Inc., Class A (a) (f)	79,600
1,030,000	Liberty Media Corp. - Interactive, Class A (a)	3,213,600
46,700	LoopNet, Inc. (f)	318,494
21,120	McGraw-Hill Cos., Inc. (f)	489,773
51,200	NetFlix, Inc. (a) (f)	1,530,368
36,800	NeuStar, Inc. (a) (f)	703,984
275,000	News Corp., Class A	2,499,750
16,500	NTELOS Holdings Corp. (f)	406,890

22,900	S1 Corp. (a) (f)			180,681
11,000	Shaw Communications, Inc., Class B (f)			194,480
16,950	Sohu.com, Inc. (a) (f)			802,413
110,000	Sprint Nextel Corp. (a) (j)			201,300
12,600	Supertex, Inc. (f)			302,526
52,100	thinkorswim Group, Inc. (f)			292,802
54,600	TIBCO Software, Inc. (f)			283,374
39,000	Valueclick, Inc. (a) (f)			266,760
393,000	Viacom, Inc., Class B (a)			7,490,580
107,750	Walt Disney Co. (f)			2,444,848

				39,448,338

Utilities - 1.2%
21,538	Allegheny Energy, Inc.			729,277
19,100	Alliant Energy Corp. (f)			557,338
4,100	Ameren Corp. (f)			136,366
115,000	Atmos Energy Corp.			2,725,500
124,212	Calpine Corp. (a)			904,263
37,330	Centerpoint Energy, Inc.			471,105
24,500	Cleco Corp. (f)			559,335
268,000	Datang International Power Generation Co., Ltd., Class H			141,777
9,600	DTE Energy Co. (f)			342,432
176,000	Dynegy, Inc., Class A (a)			352,000
9,600	Edison International (f)			308,352
21,600	Energen Corp. (f)			633,528
3,100	Entergy Corp. (f)			257,703
2,600	FirstEnergy Corp. (f)			126,308
12,981	Mirant Corp. (a)			244,951
11,940	NRG Energy, Inc. (a)			278,560
6,800	NV Energy, Inc. (f)			67,252
48,500	Pike Electric Corp. (f)			596,550
12,800	Public Service Enterprise Group, Inc. (f) (h)			373,376
7,800	Sempra Energy (f)			332,514

				10,138,487

Total Common Stocks (Cost $506,149,410)				387,176,532

Shares	Security Description	Rate		Value
Convertible Preferred Stock - 2.2%
Consumer Discretionary - 0.0%
283	Blockbuster, Inc. (f)	7.50%		79,311

Consumer Staples - 0.3%
12,702	Archer-Daniels-Midland Co. (f)	6.25		481,406
16,721	Bunge, Ltd. (f)	4.88		1,145,389
660	Universal Corp./Richmond, VA (f)	6.75		462,000

				2,088,795

Financials - 1.3%
36,442	Affiliated Managers Group, Inc. (f)	5.10		676,455
35,808	Alexandria Real Estate Equities, Inc. (f)	7.00		590,832
30,000	American International Group, Inc. (c)	7.70		238,200
54,328	American International Group, Inc. (f)	8.50		461,788
2,829	Bank of America Corp. (f)	7.25		1,843,094
36,406	CIT Group, Inc. (f)	8.75		1,050,677
37,113	Citigroup, Inc. (f)	6.50		1,038,793
14,467	Federal National Mortgage Association (a)	5.13		14,467
83,000	Federal National Mortgage Association (a)	5.38		95,450
600	Federal National Mortgage Association (a) (c)	0.70		300
14,014	Fifth Third Bancorp (f)	8.50		1,136,255
22,821	Legg Mason, Inc. (f)	7.00		502,062
47,323	SLM Corp.	6.97		1,077,545
2,106	SLM Corp. (f)	7.25		970,076
401	Wachovia Corp. (f)	7.50		300,750
561	Webster Financial Corp. (f)	8.50		336,600

				10,333,344

Health Care - 0.3%
70	Healthsouth Corp. (b) (f)	6.50		29,505
1,269	Healthsouth Corp. (f)	6.50		534,883
4,373	Inverness Medical Innovations, Inc. (a) (f)	3.00		533,047
1,543	Mylan, Inc. (f)	6.50		1,016,883
14,845	Omnicare, Inc. (f)	4.00		543,698

				2,658,016

Industrials - 0.1%
803	Kansas City Southern (f)	5.13		555,274

Telecommunication Services - 0.2%
323	Interpublic Group of Cos., Inc. (b) (f)	5.25		107,882
5,926	Interpublic Group of Cos., Inc. (f)	5.25		1,979,284

				2,087,166

Total Convertible Preferred Stock (Cost $24,274,176)				17,801,906

Total Equity Securities (Cost $530,423,586)				404,978,438

Principal			Maturity Date
Fixed-Income Securities - 28.9%
Asset Backed Obligations - 7.4%
367,050	Adjustable Rate Mortgage Trust	5.67	03/25/36	189,763
238,024	Adjustable Rate Mortgage Trust	5.44	11/25/35	160,317
284,080	Alliance Bancorp Trust	0.71	07/25/37	110,184
990,000	American Home Mortgage Assets Series 2007-4 A2 (c)	0.66	08/25/37	319,320
1,130,000	Asset Backed Funding Certificates Series 2006-HE1 A2D (c)	0.69	01/25/37	261,761
390,000	Asset Backed Funding Certificates Series 2006-HE1 M2 (c)	0.75	01/25/37	3,345
1,875,000	Asset Backed Funding Certificates Series 2006-NC1 M2 (b) (c)	1.72	05/25/37	187,996

1,350,000	Asset Backed Funding Certificates Series 2006-OPT2 A3D (c)	0.69	10/25/36	414,900
1,500,000	Asset Backed Funding Certificates Series 2007-WMC1 A2B (c)	1.47	06/25/37	633,750
110,000	Bayview Financial Acquisition Trust, Series 2005-D AF3 (c)	5.50	12/28/35	74,697
362,886	Bear Stearns Asset Backed Securities Trust	1.72	08/25/37	307,716
1,500,000	BNC Mortgage Loan Trust (c)	0.60	07/25/37	845,973
765,854	BNC Mortgage Loan Trust, Series 2007-4 A3A	0.72	11/25/37	616,274
1,300,000	Centex Home Equity (c)	0.72	06/25/36	583,222
824,100	Centex Home Equity, Series 2005-C AF6	4.64	06/25/35	658,753
174,440	Chase Mortgage Finance Corp., Series 2005-A1 1A1 (c) (f)	5.41	12/25/35	122,613
125,000	Chase Mortgage Finance Corp., Series 2005-A1 2A3 (c) (f)	5.24	12/25/35	81,887
1,200,000	Citicorp Residential Mortgage Securities, Inc.	6.04	09/25/36	520,290
1,400,000	Citicorp Residential Mortgage Securities, Inc. (f)	6.05	03/25/37	1,053,270
285,000	Citigroup Mortgage Loan Trust, Inc.	1.77	07/25/37	151,690
122,417	Citigroup Mortgage Loan Trust, Inc.	0.53	05/25/37	97,549
1,285,000	Citigroup Mortgage Loan Trust, Inc. (c)	0.67	01/25/37	594,901
1,500,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL2 A3C (c)	0.74	05/25/37	402,309
1,300,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL3 A3B (c)	0.64	07/25/45	499,290
2,230,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC4 A2C (c)	0.64	05/25/37	918,438
14,759	Citigroup Mortgage Loan Trust, Inc., Series 2005-WFI A2 (c)	4.49	02/25/35	13,039
415,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2 M1 (c)	0.74	01/25/37	43,254
195,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2 M2 (c)	0.76	01/25/37	9,014
800,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2 A3 (c)	0.65	03/25/37	399,257
1,250,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2 M1 (c)	0.87	03/25/37	251,144
925,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3 A2 (c)	0.63	06/25/37	516,560
1,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3 M2 (c)	0.74	06/25/37	103,604
1,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4 A2B (c)	1.52	07/25/37	435,000
122,736	Citimortgage Alternative Loan Trust	5.75	04/25/37	81,719
1,250,000	Conseco Finance, Series 2002-C BF1 (c)	8.00	06/15/32	1,124,087
100,000	Continental Airlines, Inc.	5.98	04/19/22	73,000
52,628	Continental Airlines, Inc.	7.46	04/01/15	36,314
123,581	Countrywide Alternative Loan Trust	5.50	11/25/35	61,374
91,261	Countrywide Alternative Loan Trust, Series 2004-J10 4CB1	6.50	10/25/34	73,929
318,302	Countrywide Alternative Loan Trust, Series 2005-43 3A (c) (f)	5.67	10/25/35	147,856
1,608,782	Countrywide Alternative Loan Trust, Series 2006-OA2 X1P	0.00	05/20/46	29,410
890,640	Countrywide Alternative Loan Trust, Series 2006-OA22 A1 (c)	0.63	02/25/47	365,566
1,027,000	Countrywide Alternative Loan Trust, Series 2007-7 2A2 (c)	0.63	10/25/47	665,437
1,740,000	Countrywide Asset Backed Certificates, Series 007-10 2A2 (c)	0.59	06/25/47	1,337,957
741,934	Countrywide Asset-Backed Certificates	1.37	10/25/47	547,888
41,113	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR24 2A4 (c) (f)	4.81	10/25/33	30,335
200,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5 A3 (c)	5.10	08/15/38	158,497
1,544,813	Credit Suisse Mortgage Capital Certificates (c)	1.07	07/25/36	604,128
1,600,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB8 M2 (c)	0.77	10/25/36	47,098
564,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB9 A2 (c)	0.58	11/25/36	363,541
845,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB9 A4 (c)	0.70	11/25/36	229,256
1,563,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2007-CB4 M1 (c)	0.79	04/25/37	122,375
1,500,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2007-CB5 A3 (c)	0.72	04/25/37	329,800
500,000	CW Capital Cobalt, Ltd., Series 2007-C3 AJ (c)	5.82	05/15/46	132,117
1,473,047	Deutsche ALT-A Securities Inc Alternate Loan Trust (c)	3.25	04/25/47	629,956
1,447,199	Deutsche ALT-A Securities Inc Alternate Loan Trust (c)	0.63	01/25/47	304,118
77,884	Equity One ABS, Inc., Series 2002-4 M1 (c)	5.22	02/25/33	39,605
1,583,980	FINOVA Group, Inc. (d)	7.50	11/15/09	124,738
2,500,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF18 M1 (c) (f)	0.70	12/25/37	141,611
930,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FF1 A2C (c)	0.61	01/25/38	394,269
1,468,214	First Horizon Alternative Mortgage Securities	5.00	05/25/35	670,771
492,235	First Horizon Alternative Mortgage Securities	6.14	05/25/36	218,341
253,865	First Horizon Alternative Mortgage Securities	0.84	02/25/37	76,412
200,000	General Electric Capital Commercial Mortgage Corp., Series 2006-C1 (c)	5.34	03/10/44	141,687
300,000	GMAC Commercial Mortgage Securities, Inc., Series 2002-C2 A3	5.71	10/15/38	281,922
18,388,192	Government National Mortgage Association, Series 2007-78 SG (c)	6.03	12/20/37	1,246,677
626,729	Green Tree Home Improvement Loan Trust, Series 1997-D HEB1	7.41	09/15/28	621,906
1,500,000	GSAA Home Equity Trust Series 2006-9 A4A (c)	0.71	06/25/36	223,119
1,650,000	GSAA Home Equity Trust Series 2007-5 2A3A (c)	0.79	04/25/47	244,104
2,503,163	GSAA Trust (c)	0.57	03/25/47	414,730
700,000	GSAA Trust (c)	4.75	05/25/35	461,574
1,092,000	GSAA Trust (c)	5.07	09/25/35	781,996
1,839,680	GSAMP Trust Series 2006-FM3 A2D (c)	0.70	11/25/36	509,232
1,950,000	GSR Mortgage Loan Trust	3.91	08/25/34	1,065,726
24,516	Harborview Mortgage Loan Trust, Series 2004-8 2A4A (c)	0.98	11/19/34	12,323
633,603	Harborview Mortgage Loan Trust, Series 2006-1 X1 (c)	3.41	03/19/36	11,781
1,000,000	HFC Home Equity Loan Asset Backed Certificates (c)	0.88	07/20/36	186,515
900,000	HFC Home Equity Loan Asset Backed Certificates, Series 2006-3 A4 (c)	0.75	03/20/36	224,090
600,000	HFC Home Equity Loan Asset Backed Certificates, Series 2007-1 M1 (c)	0.89	03/20/36	157,260
700,000	HFC Home Equity Loan Asset Backed Certificates, Series 2007-1 M2 (c)	0.99	03/20/36	143,660
1,300,000	HFC Home Equity Loan Asset Backed Certificates, Series 2007-2 M1 (c)	0.82	07/20/36	307,455
883,822	HFC Home Equity Loan Asset Backed Certificates, Series 2007-3 APT (c)	1.71	11/20/36	613,152
1,744,506	Indymac Index Mortgage Loan Trust	6.14	08/25/36	786,838
1,284,195	Indymac Index Mortgage Loan Trust (c)	0.90	09/25/34	665,374
1,259,130	Indymac Index Mortgage Loan Trust (c)	6.20	05/25/37	578,112
1,350,000	Indymac Residential Asset Backed Trust (c)	0.79	04/25/47	305,325
718,615	JP Morgan Alternative Loan Trust, Series 2007-A2 12A2 (c)	0.57	06/25/37	548,710
850,000	JP Morgan Chase Commercial Mortgage Securities Corp.	5.88	02/15/51	607,180
54,000	JP Morgan Chase Commercial Mortgage Securities Corp.	6.06	02/15/51	25,565
225,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3 A4	4.66	01/15/42	197,339
400,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19 AJ (c)	5.75	02/12/49	106,353
200,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11 AJ (c)	5.82	06/15/49	53,123
454,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12 AJ (c)	6.06	02/15/51	122,448
1,500,000	JP Morgan Mortgage Acquisition Corp., Series 2006-WMC4 A4 (c)	0.62	12/25/36	439,673
1,000,000	JP Morgan Mortgage Acquisition Corp., Series 2007-CH3 A4 (c) (f)	0.68	03/25/37	428,748
900,000	JP Morgan Mortgage Acquisition Corp., Series 2007-HE1 AV4 (c)	0.75	03/25/47	196,720
1,460,445	JP Morgan Mortgage Trust	5.43	08/25/35	1,171,075
1,362,926	JP Morgan Mortgage Trust	6.00	08/25/37	725,370
120,000	JP Morgan Mortgage Trust, Series 2005-A3 11A2 (c) (f)	4.50	06/25/35	68,178
200,000	JP Morgan Mortgage Trust, Series 2006-A2 2A2 (c) (f)	5.75	04/25/36	97,288
330,000	LB-UBS Commercial Mortgage Trust, Series 2003-C8 A4 (c)	5.12	11/15/32	291,534
43,681,352	Lehman ABS Manufactured Housing Contract, Series 2001-B AIOC (c)	0.55	05/15/41	764,424
1,235,747	Lehman XS Trust	1.32	09/25/47	419,937
2,250,000	Lehman XS Trust, Series 2007-12N 1A3A (c)	0.67	07/25/47	96,407
1,750,000	Long Beach Mortgage Loan Trust, Series 2006-11 2A4 (c)	0.70	12/25/36	392,927
1,700,000	Mastr Adjustable Rate Mortgages Trust	3.79	11/21/34	1,090,993
885,000	Mastr Asset Backed Securities Trust (c)	0.68	05/25/37	318,100

750,000	Mastr Asset Backed Securities Trust, Series 2006-AM3 A4 (c)	0.71	10/25/36	281,465
1,500,000	Mastr Asset Backed Securities Trust, Series 2006-WMC3 A4 (c)	0.63	08/25/36	433,857
40,187	Mastr Seasoned Securities Trust, Series 2004-1 4A1 (c)	5.20	10/25/32	32,355
1,300,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1 A2C (c)	0.72	04/25/37	354,589
154,900	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2C (c)	0.65	06/25/37	53,624
2,000,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2D (c)	0.72	06/25/37	525,642
1,500,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4 2A4 (c)	0.72	07/25/37	344,560
1,500,000	Merrill Lynch Mortgage Investors, Inc., Series 2007-HE1 A2D (c)	0.80	02/25/37	448,003
143,000	Merrill Lynch Mortgage Trust, Series 2007-C1 AJ (c)	5.83	06/12/50	37,973
890,000	Morgan Stanley Capital I	5.16	10/12/52	633,739
92,960	Morgan Stanley Dean Witter Capital I, Series 2000-LIFE A2 (c)	7.57	11/15/36	92,905
835,000	Morgan Stanley Home Equity Loans, Series 2007-2 A4 (c)	0.82	04/25/37	128,074
700,000	Morgan Stanley Mortgage Loan Trust (c)	5.96	06/25/36	366,186
165,000	Nationstar Home Equity Loan Trust (c)	0.64	09/25/36	137,775
1,100,000	Nationstar Home Equity Loan Trust, Series 2007-A AV3 (c)	0.62	03/25/37	523,124
980,000	Nationstar Home Equity Loan Trust, Series 2007-C 2AV2 (c)	0.60	06/25/37	712,185
1,100,000	Newcastle Mortgage Securities Trust, Series 2007-1 2A4 (c)	0.81	04/25/37	462,329
100,000	Northwest Airlines, Inc. (f)	6.84	04/01/11	82,000
900,000	Opteum Mortgage Acceptance Corp. (c)	5.64	12/25/35	753,484
1,300,000	Opteum Mortgage Acceptance Corp., Series 2006-2 A1C (c)	0.74	07/25/36	250,836
750,000	Option One Mortgage Loan Trust, Series 2007-3 2A4 (c)	0.80	04/25/37	176,947
800,000	Option One Mortgage Loan Trust, Series 2007-4 2A4 (c)	0.78	04/25/37	135,013
750,000	Option One Mortgage Loan Trust, Series 2007-5 2A4 (c)	0.77	05/25/37	176,906
750,000	Option One Mortgage Loan Trust, Series 2007-6 2A4 (c)	0.72	07/25/37	172,090
1,020,000	Popular ABS Mortgage Pass-Through Trust	6.09	01/25/36	542,803
1,745,000	Popular ABS Mortgage Pass-Through Trust (c)	0.78	06/25/47	515,657
875,211	Residential Accredit Loans, Inc.	5.75	09/25/36	578,698
1,061,336	Residential Accredit Loans, Inc.	3.26	01/25/46	456,898
786,336	Residential Accredit Loans, Inc.	5.75	12/25/35	362,077
671,288	Residential Asset Mortgage Products, Inc., Series 2004-SL3 A4	8.50	12/25/31	439,647
350,000	Salomon Brothers Mortgage Securities VII, Inc., Series 2002-KEY2 A3	4.87	03/18/36	318,110
1,365,000	Saxon Asset Securities Trust, Series 2007-1 A2C (c)	0.62	01/25/47	711,379
1,200,000	Securitized Asset Backed Receivables LLC Trust, Series 2007-NC2 A2B (c)	0.61	01/25/37	570,989
1,350,000	Soundview Home Equity Loan Trust (c)	0.71	07/25/36	617,625
1,075,000	Soundview Home Equity Loan Trust (c)	0.62	06/25/37	457,585
1,200,000	Soundview Home Equity Loan Trust, Series 2007-NS1 A4 (c)	0.77	01/25/37	357,845
810,000	Soundview Home Equity Loan Trust, Series 2006-EQ1 A2 (c)	0.58	10/25/36	734,571
1,130,000	Soundview Home Equity Loan Trust, Series 2006-EQ1 A3 (c)	0.63	10/25/36	699,400
1,300,000	Soundview Home Equity Loan Trust, Series 2006-EQ1 A4 (c)	0.72	10/25/36	409,807
1,200,000	Soundview Home Equity Loan Trust, Series 2006-EQ2 A4 (c)	0.71	01/25/37	247,303
1,200,000	Soundview Home Equity Loan Trust, Series 2006-OPT1 2A4 (c)	0.74	03/25/36	492,825
1,550,000	Soundview Home Equity Loan Trust, Series 2007-OPT2 2A4 (c)	0.72	07/25/37	454,310
120,000	Soundview Home Equity Loan Trust, Series 2007-OPT2 M2 (c)	0.74	07/25/37	7,914
500,000	Soundview Home Equity Loan Trust, Series 2007-OPT5 M2 (b) (c)	2.62	10/25/37	72,896
2,000,000	Soundview Home Equity Loan Trust, Series 2007-WMC1 3A3 (c)	0.73	02/25/37	498,160
687,516	Structured Asset Mortgage Investments Inc, Series 2007-AR3 2A1 (c)	0.66	09/25/47	266,137
954,363	Structured Asset Mortgage Investments, Inc. (c)	3.98	08/25/47	402,657
200,000	Structured Asset Securities Corp.	0.61	05/25/47	114,281
425,784	UAL Pass Through Trust Series 2000-2	7.19	04/01/11	391,722
675,000	United Air Lines, Inc.	6.93	09/01/11	621,000
330,000	Wachovia Bank Commercial Mortgage Trust, Series 2003-C6 A4 (c)	5.13	08/15/35	288,049
2,080,860	WaMu Mortgage Pass Through Certificates	2.96	02/25/47	775,238
1,065,914	WaMu Mortgage Pass Through Certificates (c)	3.03	05/25/47	469,941
22,014	Washington Mutual Mortgage Pass Through Certificates, Series 2002-AR18 A (c)	4.57	01/25/33	17,451
115,000	Washington Mutual Mortgage Pass Through Certificates, Series 2005-AR16 1-A4A (c)	5.10	12/25/35	82,621
3,612,319	Washington Mutual Mortgage Pass Through Certificates, Series 2006-AR5 X (g)	0.00	06/25/46	7,911
1,500,000	Washington Mutual Mortgage Pass Through Certificates, Series 2007-OC1 A4 (c)	0.79	01/25/47	199,895
1,295,000	Wells Fargo Home Equity Trust, Series 2006-3 A3 (c)	0.68	01/25/37	417,768

Total Asset Backed Obligations (Cost $89,463,269)				59,806,066

Corporate Convertible Bonds - 15.5%
Consumer Discretionary - 0.4%
1,000,000	Empire Resorts, Inc. (f)	8.00	07/31/14	355,000
340,000	Mesa Air Group, Inc. (f) (g) (h)	0.00	06/16/23	14,145
513,000	Morgan Hotel Group Co. (b) (f)	2.38	10/15/14	157,106
808,000	School Specialty, Inc. (f)	3.75	11/30/26	567,620
1,500,000	School Specialty, Inc. (f) (h)	3.75	08/01/23	1,168,125
642,000	Scientific Games Corp. (f)	0.75	12/01/24	556,132
364,000	Smithfield Foods, Inc. (f)	4.00	12/01/24	269,360

				3,087,488

Consumer Staples - 2.3%
7,300,000	CBIZ, Inc. (f)	3.13	06/01/26	6,706,875
2,500,000	Endo Pharmaceuticals Holdings, Inc. (b) (f)	1.75	04/15/15	2,409,375
438,000	Euronet Worldwide, Inc. (f)	3.50	10/15/25	283,605
1,142,000	Hologic, Inc. (f)	2.00	12/15/37	669,497
1,000,000	Live Nation, Inc. (b) (f)	2.88	07/15/27	331,250
1,000,000	Live Nation, Inc. (f)	2.88	07/15/27	331,250
4,053,000	Millipore Corp. (f)	3.75	06/01/26	3,556,507
583,000	PHH Corp. (b) (f) (g)	4.00	04/15/12	429,542
481,000	SOTHEBY'S (b)	3.13	06/15/13	298,220
665,000	Spartan Stores, Inc. (b) (f)	3.38	05/15/27	517,038
4,335,000	Spartan Stores, Inc. (f)	3.38	05/15/27	3,370,463

				18,903,622

Energy - 0.5%
1,800,000	Energy Conversion Devices, Inc. (f)	3.00	06/15/13	886,500
422,000	Nabors Industries, Inc. (f)	0.94	05/15/11	349,732
287,000	Peabody Energy Corp. (f)	4.75	12/15/41	173,635
1,131,000	Penn Virginia Corp. (f)	4.50	11/15/12	825,630
1,619,000	Pioneer Natural Resources Co. (f)	2.88	01/15/38	1,159,609
1,044,000	Transocean, Inc. (f)	1.50	12/15/37	809,100

				4,204,206

Financials - 0.7%
1,250,000	Americredit Corp.	0.75	09/15/11	562,500
1,500,000	Host Hotels & Resorts LP (b) (f)	3.25	04/15/24	1,301,250
300,000	Leucadia National Corp.	3.75	04/15/14	297,000
311,000	MF Global, Ltd. (b) (f)	9.00	06/15/38	138,006

2,100,000	PROLOGIS (f)	2.63	05/15/38	903,000
1,000,000	Prudential Financial, Inc. (f)	0.37	12/15/37	951,500
1,153,000	SVB Financial Group (b) (f)	3.88	04/15/11	918,076
1,750,000	World Acceptance Corp. (f)	3.00	10/01/11	1,034,688

				6,106,020

Health Care - 4.3%
378,000	Advanced Medical Optics, Inc. (f)	3.25	08/01/26	134,190
1,380,000	American Medical Systems Holdings, Inc. (f)	3.25	07/01/36	940,125
766,000	AMERIGROUP Corp. (f)	2.00	05/15/12	668,335
700,000	Amylin Pharmaceuticals, Inc. (b) (f)	3.00	06/15/14	313,250
1,620,000	Amylin Pharmaceuticals, Inc. (f)	3.00	06/15/14	724,950
400,000	ATS Medical, Inc. (b) (f)	6.00	10/15/25	289,000
1,850,000	ATS Medical, Inc. (f)	6.00	10/15/25	1,336,625
3,000,000	Cubist Pharmaceuticals, Inc. (f)	2.25	06/15/13	2,816,250
400,000	deCODE genetics, Inc. (f)	3.50	04/15/11	44,000
2,500,000	EPIX Pharmaceuticals, Inc. (f)	3.00	06/15/24	775,000
3,714,000	Incyte Corp. (f)	3.50	02/15/11	1,991,633
1,153,000	Insulet Corp. (b) (f)	5.38	06/15/13	553,440
5,000,000	Isis Pharmaceuticals, Inc. (f)	2.63	02/15/27	5,287,500
1,291,000	Kinetic Concepts, Inc. (b) (f)	3.25	04/15/15	716,505
689,000	King Pharmaceuticals, Inc. (f)	1.25	04/01/26	510,721
1,785,000	LifePoint Hospitals, Inc. (f)	3.50	05/15/14	1,216,031
6,439,000	Molina Healthcare, Inc. (f)	3.75	10/01/14	3,710,474
2,500,000	NovaMed, Inc. (f)	1.00	06/15/12	1,518,750
392,000	OSI Pharmaceuticals, Inc. (b) (f)	3.00	01/15/38	316,540
811,000	OSI Pharmaceuticals, Inc. (f)	3.00	01/15/38	654,883
2,000,000	PSS World Medical, Inc. (b) (f)	3.13	8/1/2014	1,982,500
4,105,000	SonoSite, Inc. (f)	3.75	07/15/14	2,940,206
4,500,000	Viropharma, Inc. (f)	2.00	03/15/17	3,470,625
957,000	West Pharmaceutical Services, Inc. (f)	4.00	03/15/47	692,629
1,500,000	Wright Medical Group, Inc. (f)	2.63	12/01/14	1,160,625

				34,764,787

Industrials - 2.0%
3,000,000	AAR Corp. (f)	1.75	02/01/26	2,325,000
348,000	Barnes Group, Inc. (b) (f)	3.38	03/15/27	244,470
3,097,000	Barnes Group, Inc. (f)	3.38	03/15/27	2,175,642
1,500,000	C&D Technologies, Inc. (f)	5.25	03/01/14	941,250
2,500,000	Itron, Inc. (f)	2.50	08/01/26	2,693,750
500,000	LeCroy Corp. (b) (f)	4.00	10/15/26	266,250
5,875,000	LeCroy Corp. (f)	4.00	10/15/26	3,128,438
350,000	Newport Corp. (b) (f)	2.50	02/15/12	206,500
4,650,000	Newport Corp. (f)	2.50	02/15/12	2,743,500
2,998,000	Trinity Industries, Inc. (f) (h)	3.88	06/01/36	1,379,080

				16,103,880

Information Technology - 2.6%
625,000	CACI International, Inc. (b) (f)	2.13	05/01/14	590,625
3,875,000	CACI International, Inc. (f)	2.13	05/01/14	3,661,875
919,000	EMC Corp. (f)	1.75	12/01/13	863,860
7,664,000	Epicor Software Corp. (f)	2.38	05/15/27	3,860,740
935,000	Mentor Graphics Corp. (f)	6.25	03/01/26	550,481
295,000	Nuance Communications, Inc. (b) (f)	2.75	08/15/27	229,731
263,000	Nuance Communications, Inc. (f)	2.75	08/15/27	204,811
165,000	ON Semiconductor Corp. (b) (f)	2.63	12/15/26	90,338
7,448,000	ON Semiconductor Corp. (f)	2.63	12/15/26	4,077,780
176,000	PMC - Sierra, Inc. (f)	2.25	10/15/25	143,660
296,000	Skyworks Solutions, Inc. (f)	1.25	03/01/10	275,280
1,000,000	SPSS, Inc. (f) (g)	2.50	03/15/12	777,500
7,000,000	SYNNEX Corp. (b) (f) (g)	4.00	05/15/18	3,496,500
2,000,000	Veeco Instruments, Inc. (f) (g)	4.13	04/15/12	1,219,400
1,990,000	Virgin Media, Inc. (b) (f)	6.50	11/15/16	870,625

				20,913,206

Materials - 0.2%
1,675,000	Ferro Corp. (f)	6.50	08/15/13	818,656
70,000	Newmont Mining Corp. (b) (f)	1.25	07/15/14	75,250
621,000	Newmont Mining Corp. (f)	1.25	07/15/14	667,575

				1,561,481

Telecommunication Services - 2.5%
3,400,000	Alaska Communications Systems Group, Inc. (b) (f)	5.75	03/01/13	2,550,000
4,250,000	Central European Media Enterprises, Ltd. (b) (f)	3.50	03/15/13	1,944,375
99,000	Citadel Broadcasting Corp. (f)	4.00	02/15/11	70,538
7,096,000	Earthlink, Inc. (f) (h)	3.25	11/15/26	6,315,440
1,000,000	Equinix, Inc. (f)	2.50	04/15/12	748,750
3,384,000	Equinix, Inc. (f)	3.00	10/15/14	2,013,480
706,000	I2 Technologies, Inc. (f) (g)	5.00	11/15/15	584,639
494,000	Interpublic Group Cos., Inc. (f)	4.25	03/15/23	322,952
321,000	Leap Wireless International, Inc. (b) (f)	4.50	05/01/13	176,951
5,000,000	Level 3 Communications, Inc. (f)	5.25	12/15/11	2,106,250
861,000	Omnicom Group (f)	0.00	07/01/38	782,434
1,076,000	SBA Communications Corp. (b) (f)	1.88	05/01/13	626,770
444,000	Symantec Corp. (f)	1.00	06/15/13	407,370
1,535,000	Symmetricom, Inc. (f)	3.25	06/15/25	1,239,512

				19,889,461

Total Corporate Convertible Bonds (Cost $153,921,775)				125,534,151

Corporate Non-Covertible Bonds - 2.5%
Consumer Discretionary - 0.4%
96,000	Continental Airlines, Inc.	7.06	09/15/09	92,160
500,000	Continental Airlines, Inc. (f)	6.90	04/19/22	285,000
300,000	Delphi Corp. (d)	6.50	08/15/13	6,000
870,000	Delta Air Lines, Inc. (f)	7.11	09/18/11	696,000
1,200,000	Lear Corp.	8.50	12/01/13	378,000
1,500,000	Limited Brands, Inc.	7.60	07/15/37	779,615

2,028,000	WMG Holdings Corp. (h)	0.00	12/15/14	760,500

				2,997,275

Financials - 1.4%
155,000	Allied World Assurance Holdings, Ltd. (f)	7.50	08/01/16	109,414
40,000	Bank of America Corp.	5.65	05/01/18	40,310
630,000	Bank of America Corp. (c)	8.00	12/29/49	453,802
65,000	BankAmerica Capital III (c)	5.32	01/15/27	34,583
250,000	Bear Stearns Co., Inc.	5.70	11/15/14	244,375
75,000	Bear Stearns Co., Inc.	7.25	02/01/18	82,327
205,000	Camden Property Trust	4.38	01/15/10	183,666
350,000	Capital One Financial Corp. (c)	2.47	09/10/09	333,442
195,000	Capital One Financial Corp. (f)	5.70	09/15/11	181,949
400,000	Chase Capital II (c)	3.69	02/01/27	209,686
589,000	Citigroup Capital XXI (c)	8.30	12/21/57	455,283
261,000	Citigroup, Inc. (c)	8.40	04/30/49	172,662
184,000	Citigroup, Inc. (f)	6.88	03/05/38	210,079
135,000	Citigroup, Inc. (f)	6.50	08/19/13	136,361
75,000	Countrywide Financial Corp.	4.50	06/15/10	73,714
340,000	Countrywide Financial Corp.	5.80	06/07/12	331,635
477,000	Countrywide Financial Corp. (c)	1.69	03/24/09	473,145
205,000	Countrywide Financial Corp. (c)	4.35	01/05/09	204,546
70,000	Countrywide Home Loans, Inc.	4.00	03/22/11	66,674
265,000	Countrywide Home Loans, Inc.	4.13	09/15/09	261,938
100,000	Credit Suisse Guernsey, Ltd. (c)	2.84	05/15/49	49,853
660,000	Credit Suisse/ New York (f)	6.00	02/15/18	607,126
75,000	Developers Diversified Realty Corp.	4.63	08/01/10	52,853
100,000	Fairfax Financial Holdings, Ltd.	7.75	04/26/12	89,500
100,000	Ford Motor Credit Co.	9.20	04/15/09	96,625
1,120,000	Ford Motor Credit Co., LLC (f)	5.80	01/12/09	1,096,430
550,000	General Elec Cap Corp. (f)	2.26	09/15/14	423,975
858,000	GMAC, LLC	7.25	03/02/11	446,160
250,000	Goldman Sachs Group, Inc.	5.13	01/15/15	229,656
200,000	Goldman Sachs Group, Inc. (c)	2.89	2/6/2012	169,465
100,000	Goldman Sachs Group, Inc. (c) (f)	4.46	07/22/15	70,129
405,000	Goldman Sachs Group, Inc. (f)	6.15	04/01/18	389,862
150,000	HBOS PLC (b)	6.75	05/21/18	132,234
680,000	HBOS PLC (b) (c)	5.92	10/01/49	257,729
232,000	HCP, Inc. (f)	5.63	05/01/17	112,707
725,000	JP Morgan Chase Capital XIII (c) (f)	2.42	09/30/34	520,474
450,000	JPMorgan Chase & Co. (c)	7.90	10/30/49	375,312
68,000	JPMorgan Chase & Co. (f)	6.40	05/15/38	80,732
50,000	JPMorgan Chase Bank NA (c) (f)	2.42	03/28/22	46,875
80,000	Merrill Lynch & Co., Inc. (c) (f)	8.68	05/02/17	70,752
80,000	Merrill Lynch & Co., Inc. (c) (f)	8.95	05/18/17	59,900
80,000	Merrill Lynch & Co., Inc. (c) (f)	9.57	06/06/17	71,704
201,000	MetLife, Inc. (f)	6.50	12/15/32	171,439
400,000	Morgan Stanley (f)	5.05	01/21/11	384,380
125,000	Morgan Stanley (f)	4.95	10/18/16	86,157
155,000	Morgan Stanley (f)	6.75	04/15/11	152,586
65,000	Nationsbank Cap Trust III (c) (f)	5.30	01/15/27	32,201
60,000	New Plan Excel Realty Trust (f)	5.13	09/15/12	15,300
160,000	Reckson Operating Partnership LP (f)	6.00	03/31/16	90,572
100,000	Shurgard Storage Centers, LLC (f)	7.75	02/22/11	100,477
49,000	Shurgard Storage Centers, LLC (f)	5.88	03/15/13	45,976
180,000	Simon Property Group LP (f)	5.75	05/01/12	143,993
477,000	Thornburg Mortgage, Inc.	8.00	05/15/13	107,325
130,000	Wachovia Bank NA (f)	6.00	11/15/17	125,704
175,000	Washington Real Estate Investment Trust (f)	5.95	06/15/11	126,155
170,000	Weingarten Realty Investors (f)	4.99	09/03/13	123,727

				11,415,636

Materials - 0.0%
110,000	Barrick Gold Finance Co.	5.80	11/15/34	79,883

Telecommunication Services - 0.4%
5,000,000	Interpublic Group Cos.	6.25	11/15/14	2,250,000
250,000	Level 3 Financing, Inc.	9.25	11/01/14	146,250
500,000	Mediacom LLC/Mediacom Capital Corp.	9.50	01/15/13	380,000
125,000	Verizon Communications (f)	8.75	11/01/18	146,903
400,000	Verizon Wireless (b)	8.50	11/15/18	469,481

				3,392,634

Utilities - 0.3%
350,000	Aquila, Inc.	11.88	07/01/12	353,747
500,000	Aquila, Inc.	7.63	11/15/09	495,005
130,000	Consolidated Edison Company of NY (f)	7.13	12/01/18	140,036
130,000	Pacific Gas &Amp; Electric (f)	8.25	10/15/18	156,463
350,000	PNM Resources, Inc.	9.25	05/15/15	280,000
80,000	Public Service Co. of New Mexico (f)	7.95	05/15/18	65,200
675,000	Sabine Pass LNG LP	7.25	11/30/13	496,125
140,000	Southern Union Co. (c) (f)	7.20	11/01/66	49,000
122,000	Union Electric Co. (f)	6.70	02/01/19	111,360

				2,146,936

Total Corporate Non-Covertible Bonds (Cost $24,301,179)				20,032,364

Syndicated Loans - 0.2%
250,000	Cequel Communication 1St Lien - Bank Loan	5.67	03/26/36	157,500
500,000	HCA, Inc.	3.83	11/18/12	424,750
689,107	HCA, Inc.	3.64	11/18/12	585,396
371,623	Northwest Air, Inc.	4.38	05/21/12	277,094
743,103	Tribune Co.	7.60	05/24/14	214,437

Total Syndicated Loans (Cost $2,222,319)				1,659,177

U.S. Government and Agency Obligations - 3.3%
Agency - 0.3%
355,467	Fannie Mae REMICS Series 2007-54 FA (c) (f)	0.87	06/25/37	341,742
635,000	Federal Home Loan Bank System (c)	2.12	02/18/09	635,422

720,000	Federal Home Loan Bank System (c)	1.36	03/26/10	720,562
735,000	Freddie Mac (c)	0.40	09/28/09	734,122

				2,431,848

Discount Note - 1.5%
3,350,000	FHLB Discount Note (e)	2.10	01/09/09	3,349,526
1,090,000	FHLB Discount Note (e)	0.01	01/20/09	1,089,938
410,000	FHLB Discount Note (e)	0.08	01/21/09	409,981
215,000	FHLB Discount Note (e)	0.08	01/28/09	214,987
190,000	FHLB Discount Note (e)	0.08	01/22/09	189,990
130,000	FHLB Discount Note (e)	0.02	01/02/09	130,000
50,000	FHLB Discount Note (e)	0.50	02/23/09	49,987
950,000	FHLB Discount Note (e) (f)	2.63	01/07/09	949,899
850,000	FHLB VAR%, 10/27/09	3.64	10/27/09	853,093
675,000	FHLMC Discount Note (c)	1.78	04/07/09	674,791
4,140,000	FNMA Discount Note (e)	0.50	02/02/09	4,137,855

				12,050,047

Mortgage Backed Securities - 1.4%
205,000	FHLMC FHR 2929 PE	5.00	05/15/33	205,618
257,876	FHLMC PC Gold Comb (f)	6.50	10/01/36	269,198
352,104	FHLMC Pool # A72860	6.00	02/01/38	363,122
309,155	FHLMC Pool # G01864	5.00	01/01/34	316,752
467,292	FHLMC Pool # G03436	6.00	11/01/37	481,962
305,152	FHLMC Pool # G03640	5.50	12/01/37	312,729
322,268	FHLMC Pool # H03161	6.50	08/01/37	330,132
280,273	FHLMC Pool #1B3413 (c) (f)	5.91	05/01/37	287,666
22,806	FHLMC Pool #1L0113 (c) (f)	5.73	05/01/35	23,072
330,000	FHLMC Pool# G05119 (g)	6.22	09/01/38	342,118
49,038	FHLMC Series 2433 SA (c)	17.82	02/15/32	55,659
95,000	FNCL45- FNMA TBA	4.42	01/15/39	96,306
220,000	FNCL50- FNMA TBA	4.89	01/15/39	224,641
220,000	FNCL50- FNMA TBA	4.94	01/15/39	224,641
180,000	FNCL50- FNMA TBA	4.93	01/15/39	183,797
172,456	FNMA Benchmark REMIC 2006-B2 AB	5.50	05/25/14	176,639
139,700	FNMA FNR 2001-52 YZ	6.50	10/25/31	145,506
73,291	FNMA FNR 2001-81 QG	6.50	01/25/32	76,234
225,000	FNMA FNR 2006-4 WE	4.50	02/25/36	228,946
341,822	FNMA Pool # 254868	5.00	09/01/33	349,955
330,653	FNMA Pool # 725027	5.00	11/01/33	338,520
330,475	FNMA Pool # 725425	5.50	04/01/34	339,668
320,520	FNMA Pool # 735646	4.50	07/01/20	328,976
244,715	FNMA Pool # 776708	5.00	05/01/34	250,384
312,616	FNMA Pool # 888430	5.00	11/01/33	320,054
607,253	FNMA Pool # 897164	6.50	07/15/23	631,543
555,477	FNMA Pool # 962723	5.50	07/15/23	570,082
577,722	FNMA Pool # 963997	5.50	07/15/23	592,912
649,104	FNMA Pool # 974148	5.50	02/01/38	666,171
195,388	FNMA Pool #545639	6.50	04/01/32	204,762
41,701	FNMA Pool #555177 (c) (f)	4.85	01/01/33	41,163
3,252	FNMA Pool #673743 (c)	6.26	11/01/32	3,338
390,026	FNMA Pool #734922	4.50	09/01/33	396,619
121,528	FNMA Pool #735861	6.50	09/01/33	127,206
90,461	FNMA Pool #735881	6.00	11/01/34	93,433
185,941	FNMA Pool #764388 (c)	4.94	03/01/34	189,739
68,998	FNMA Pool #841741 (c)	5.05	09/01/35	68,785
795,374	FNMA Pool #888219 (c)	5.50	06/01/33	816,411
129,798	FNMA Pool #889572	5.50	06/01/38	133,223
195,460	FNMA Pool #895606 (c)	5.74	06/01/36	198,351
16,105	GNMA II Pool #80610 (c)	5.38	06/20/32	16,027
36,987	GNMA II Pool #81136 (c)	5.25	11/20/34	36,574
60,540	GNMA II Pool #81432 (c)	4.63	08/20/35	58,926
64,602	GNMA II Pool #81435 (c)	4.63	08/20/35	62,905

				11,180,465

US Treasury Securities - 0.1%
187,000	U.S. Treasury Inflation Indexed Bond	2.38	01/15/27	201,814
572,734	U.S. Treasury Inflation Indexed Bond	1.75	03/31/13	531,623
470,000	U.S. Treasury Inflation Indexed Bond	2.00	12/31/12	491,294

				1,224,731

Total US Government and Agency Obligations (Cost $26,543,678)				26,887,091

Total Fixed-Income Securities (Cost $296,452,220)				233,918,849

Rights - 0.0%
150,000	Comdisco Holding Co., Inc. (a) (i)			13,500

Total Rights (Cost $51,260)				13,500

Shares
Mutual Fund - 4.6%
15,530	CurrencyShares Euro Trust			2,172,492
2,520	iShares Barclays 20+ Year Treasury Bond Fund			300,762
19,030	iShares Barclays 7-10 Year Treasury Bond Fund			1,875,026
9,740	Ishares FTSE/Xinhua China 25 Index Fund			284,213
30,000	iShares Lehman Treasury Inflation Protected Securities Fund			2,977,200
465,075	iShares MSCI Emerging Markets Index Fund			11,612,923
34,075	iShares MSCI Japan Index Fund			327,120
8,825	iShares MSCI Mexico Investable Market Index Fund			284,783
8,000	iShares MSCI South Africa Index Fund			308,240
10,875	iShares MSCI South Korea Index Fund			303,304
70,400	Market Vectors Gold Miners ETF			2,385,152
11,655	PowerShares DB US Dollar Index Bearish Fund			305,011
152,610	SPDR Gold Trust			13,208,395
9,905	SPDR Lehman High Yield Bond ETF			316,861
7,400	Wisdomtree Japan Smallcap - ETF			286,380

Total Mutual Funds (Cost $35,053,630)				36,947,862

Principal
Short-Term Investments - 0.4%
Commercial Paper - 0.4%
960,000	BNP Paribas Finance, Inc.		01/20/09	959,855
920,000	BNP Paribas Finance, Inc.		01/06/09	919,775
1,450,000	National Rural Utilities		01/29/09	1,449,718

Total Commercial Paper (Cost $3,329,348)				3,329,348

Total Short-Term Investments (Cost $3,329,348)				3,329,348

Contracts		Strike Price	Expiration Date
Put Options Purchased - 0.3%
30	Advanced Micro Devices, Inc.	20.00	01/21/09	53,550
30	Amazon.com, Inc.	30.00	01/21/09	30
18	Amgen, Inc.	60.00	01/21/09	5,760
18	Amgen, Inc.	70.00	01/21/09	22,410
30	Anadarko Petroleum Corp.	40.00	01/21/09	8,550
18	Apache Corp.	60.00	01/21/09	810
15	Apple, Inc.	50.00	01/21/09	105
60	Applied Materials, Inc.	15.00	01/21/09	29,100
18	Bank of America Corp.	40.00	01/21/09	46,800
15	Bear Stearns Cos., Inc.	130.00	01/21/09	184,650
45	Bed Bath & Beyond, Inc.	30.00	01/21/09	19,350
18	Caterpillar, Inc.	60.00	01/21/09	29,916
18	Centex Corp.	40.00	01/21/09	52,740
30	Circuit City Stores, Inc.	30.00	01/21/09	89,700
60	Cisco Systems, Inc.	15.00	01/21/09	1,140
30	Comcast Corp.	30.00	01/21/09	14,850
30	Countrywide Financial Corp.	25.00	01/21/09	67,200
30	Countrywide Financial Corp.	30.00	01/21/09	82,500
30	Halliburton Co.	30.00	01/21/09	35,475
90	iShares MSCI Emerging Markets Index Fund	80.00	01/17/09	63,000
18	Kohl’s Corp.	50.00	01/21/09	24,930
36	Lowe’s Cos., Inc.	30.00	01/21/09	30,960
45	Lowe’s Cos., Inc.	25.00	01/21/09	14,625
18	Merrill Lynch & Co., Inc.	55.00	01/21/09	78,480
30	Microsoft Corp.	20.00	01/21/09	2,880
18	Morgan Stanley	50.00	01/21/09	52,830
30	Nike, Inc.	40.00	01/21/09	225
18	Procter & Gamble Co.	50.00	01/21/09	180
47	Pulte Homes, Inc.	25.00	01/21/09	66,035
900	Retail Holders Trust	90.00	01/21/09	1,305,000
14	Ryland Group, Inc.	30.00	01/21/09	17,430
18	Ryland Group, Inc.	40.00	01/21/09	40,410
15	Schlumberger, Ltd.	60.00	01/21/09	25,800
18	Target Corp.	40.00	01/21/09	10,800
18	United Technologies Corp.	50.00	01/21/09	1,080

Total Put Options Purchased (Premiums Paid $1,280,285)				2,479,301

Call Options Purchased - 1.1%
221	Accenture, Ltd.	20.00	01/21/09	283,543
530	American Eagle Outfitters, Inc.	10.00	01/17/09	18,550
707	Automatic Data Processing, Inc.	30.00	01/21/09	653,975
202	Bed Bath & Beyond, Inc.	20.00	01/21/09	113,120
300	Bed Bath & Beyond, Inc.	20.00	01/16/10	271,500
421	Bed Bath & Beyond, Inc.	30.00	01/21/09	10,946
248	Boeing Co.	55.00	01/20/10	85,560
240	Cemex SAB de C.V., ADR	15.00	01/16/10	36,600
318	Cintas Corp.	20.00	01/21/09	106,530
460	Comcast Corp.	10.00	01/16/10	328,900
185	ConocoPhillips	60.00	01/21/09	2,960
15	FedEx Corp.	90.00	01/21/09	75
326	Home Depot, Inc.	30.00	01/17/09	326
233	Johnson & Johnson	50.00	01/21/09	235,330
140	Johnson & Johnson	50.00	01/20/10	177,100
130	Kohl’s Corp.	20.00	01/16/10	247,000
345	Kraft Foods, Inc.	25.00	01/16/10	129,375
610	Kraft Foods, Inc.	25.00	01/21/09	118,950
1,018	Lowe’s Cos., Inc.	10.00	01/16/10	1,231,780
73	LVC US	30.00	01/16/10	31,755
350	Microsoft Corp.	20.00	01/16/10	121,800
70	Procter & Gamble Co.	40.00	01/21/09	152,950
72	Procter & Gamble Co.	60.00	01/21/09	20,160
100	Procter & Gamble Co.	50.00	01/21/09	119,000
295	Quest Diagno	30.00	01/16/10	690,300
190	Royal Caribbean Cruises, Ltd.	20.00	01/16/10	45,600
443	SPDR Trust Series	120.00	03/01/09	2,215
270	Target Corp.	30.00	01/17/09	139,050
300	Target Corp.	30.00	01/17/09	750,000
217	United Parcel Service, Inc.	50.00	01/16/10	233,275
1,120	UnitedHealth	30.00	01/16/10	543,200
110	UnitedHealth Group	25.00	01/20/10	77,550
142	Wal-Mart Stores, Inc.	30.00	01/21/09	369,910
350	Wal-Mart Stores, Inc.	30.00	01/16/10	941,500
442	Wal-Mart Stores, Inc.	35.00	01/21/09	930,410
25	Walt Disney Co.	30.00	07/23/08	125
177	Walt Disney Co.	20.00	01/16/10	104,430
150	Walt Disney Co.	20.00	01/21/09	44,850
176	Walt Disney Co.	30.00	01/21/09	880
228	Warner Music Group Corp. (g)	25.00	01/21/09	1,140

Total Call Options Purchased (Premiums Paid $16,507,538)				9,372,220

Total Long Positions - 85.3% (Cost $883,097,867)*	691,039,518
Total Short Positions - (28.7)% (Cost $(324,844,831))	(232,596,762)
Total Options Written - (0.2)% (Cost $(2,496,703))	(1,526,528)
Other Assets & Liabilities, Net 43.6%	352,923,286

Net Assets - 100.00%	$809,839,514

ABSOLUTE STRATEGIES FUND

SCHEDULE OF SECURITIES SOLD SHORT

DECEMBER 31, 2008 (Unaudited)

Shares	Security Description	Value
Securities Sold Short - (28.7)%
Common Stock - (26.3)%
Consumer Discretionary - (3.6)%
(63,400)	Airtran Holdings, Inc.	$(281,496)
(21,000)	American Axle & Manufacturing Holdings, Inc.	(60,690)
(50,900)	Asbury Automotive Group, Inc.	(232,613)
(30,700)	Best Buy Co., Inc.	(862,977)
(49,446)	Blockbuster, Inc., Class A	(60,819)
(54,300)	Brunswick Corp.	(228,603)
(10,100)	Carnival Corp.	(245,632)
(56,700)	Centex Corp.	(603,288)
(32,900)	Chindex International, Inc.	(261,555)
(50,950)	Choice Hotels International, Inc.	(1,531,557)
(10,700)	Churchill Downs, Inc.	(432,494)
(48,450)	Coach, Inc.	(1,006,306)
(39,200)	Darden Restaurants, Inc.	(1,104,656)
(15,600)	Dick’s Sporting Goods, Inc.	(220,116)
(21,300)	DR Horton, Inc.	(150,591)
(47,203)	Empire Resorts, Inc.	(51,451)
(9,500)	Fastenal Co.	(331,075)
(53,700)	Gaylord Entertainment Co.	(582,108)
(46,600)	Group 1 Automotive, Inc.	(501,882)
(41,150)	Hanesbrands, Inc.	(524,662)
(52,250)	Harley-Davidson, Inc.	(886,682)
(52,200)	International Game Technology	(620,658)
(11,800)	JC Penney Co., Inc.	(232,460)
(27,700)	JetBlue Airways Corp.	(196,670)
(12,600)	Las Vegas Sands Corp.	(74,718)
(29,200)	Lennar Corp., Class A	(253,164)
(15,200)	Lowe’s Cos., Inc.	(327,104)
(28,300)	Marcus Corp.	(459,309)
(57,400)	Marriott International, Inc., Class A	(1,116,430)
(20,900)	MDC Holdings, Inc.	(633,270)
(2,792)	Mesa Air Group, Inc.	(726)
(16,233)	Morgans Hotel Group Co.	(75,646)
(24,700)	Newell Rubbermaid, Inc.	(241,566)
(42,900)	Nordstrom, Inc.	(570,999)
(26,400)	O’Reilly Automotive, Inc.	(811,536)
(56,500)	Orient-Express Hotels, Ltd.	(432,790)
(30,200)	PACCAR, Inc.	(863,720)
(52,100)	Penske Auto Group, Inc.	(400,128)
(27,600)	Perry Ellis International, Inc.	(174,984)
(40,000)	Pinnacle Entertainment, Inc.	(307,200)
(55,850)	Regal Entertainment Group	(570,229)
(14,200)	Ryland Group, Inc.	(250,914)
(25,134)	School Specialty, Inc.	(480,562)
(9,935)	Scientific Games Corp., Class A	(174,260)
(23,800)	Skechers U.S.A., Inc., Class A	(305,116)
(55,500)	Southwest Airlines Co.	(478,410)
(84,300)	Starbucks Corp.	(797,478)
(41,000)	Starwood Hotels & Resorts Worldwide, Inc.	(733,900)
(89,600)	Steak ’n Shake Co.	(533,120)
(12,800)	Target Corp.	(441,984)
(24,650)	Tiffany & Co.	(582,480)
(34,100)	Tim Hortons, Inc.	(983,444)
(21,400)	Toll Brothers, Inc.	(458,602)
(32,700)	Toro Co.	(1,079,100)
(6,300)	VF Corp.	(345,051)
(25,400)	WABCO Holdings, Inc.	(401,066)
(7,300)	Wal-Mart Stores, Inc.	(409,238)
(38,600)	Wyndham Worldwide Corp.	(252,830)

		(27,232,115)

Consumer Staples - (3.9)%
(13,700)	Alberto-Culver Co.	(335,787)
(4,600)	Alcon, Inc.	(410,274)
(12,400)	Apollo Group, Inc., Class A	(950,088)
(12,404)	Archer-Daniels-Midland Co.	(357,607)
(8,600)	Avery Dennison Corp.	(281,478)
(16,750)	Biogen Idec, Inc.	(797,803)
(33,200)	BioMarin Pharmaceuticals, Inc.	(590,960)
(14,981)	Bunge, Ltd.	(775,566)
(461,811)	CBIZ, Inc.	(3,994,665)
(17,900)	Central European Distribution Corp.	(352,630)
(14,300)	Cornell Cos., Inc.	(265,837)
(22,400)	Corporate Executive Board Co.	(494,144)
(9,400)	Corrections Corp. of America	(153,784)
(47,500)	Deluxe Corp.	(710,600)
(73,100)	Endo Pharmaceuticals Holdings, Inc.	(1,891,828)
(5,413)	Euronet Worldwide, Inc.	(62,845)
(13,700)	FTI Consulting, Inc.	(612,116)
(4,100)	General Mills, Inc.	(249,075)
(33,200)	Hansen Natural Corp.	(1,113,196)
(33,350)	Hershey Co.	(1,158,579)
(39,200)	Hill International, Inc.	(275,968)
(14,801)	Hologic, Inc.	(193,449)
(8,250)	Humana, Inc.	(307,560)
(12,000)	Illumina, Inc.	(312,600)
(30,900)	Iron Mountain, Inc.	(764,157)
(53,600)	Kelly Services, Inc., Class A	(697,336)
(20,750)	Kimberly-Clark Corp.	(1,094,355)
(21,000)	Kraft Foods, Inc.	(563,850)
(47,000)	KV Pharmaceutical Co.	(135,360)
(5,300)	Landauer, Inc.	(388,490)
(97,362)	Live Nation, Inc.	(558,858)
(8,500)	Luminex Corp.	(181,560)
(6,900)	Molson Coors Brewing Co.	(337,548)
(30,600)	Moody’s Corp.	(614,754)
(14,519)	Omnicare, Inc.	(403,047)
(12,898)	OSI Pharmaceuticals, Inc.	(503,667)
(38,900)	Paychex, Inc.	(1,022,292)
(24,175)	PHH Corp.	(307,748)
(6,000)	Procter & Gamble Co.	(370,920)
(14,000)	Ritchie Bros Auctioneers, Inc.	(299,880)
(44,900)	Robert Half International, Inc.	(934,818)
(20,700)	SAIC, Inc.	(403,236)
(10,429)	Smithfield Foods, Inc.	(146,736)
(37,400)	Sotheby’s	(332,486)
(109,535)	Spartan Stores, Inc.	(2,546,689)
(24,400)	Team, Inc.	(675,880)
(16,500)	Tootsie Roll Industries, Inc.	(422,565)
(53,850)	Total System Services, Inc.	(753,900)
(12,900)	Tupperware Corp.	(292,830)
(37,800)	Tyson Foods, Inc., Class A	(331,128)
(11,788)	Universal Corp.	(352,108)
(56,350)	VCA Antech, Inc.	(1,120,238)
(36,750)	Weight Watchers International, Inc.	(1,081,185)

		(34,286,060)

Energy - (1.8)%
(10,900)	Anadarko Petroleum Corp.	(420,195)
(2,800)	Arch Coal, Inc.	(45,612)
(21,300)	Atwood Oceanics, Inc.	(325,464)
(40,200)	BPZ Energy, Inc.	(257,280)
(20,800)	Cabot Oil & Gas Corp.	(540,800)
(16,400)	Carrizo Oil & Gas, Inc.	(264,040)
(6,900)	Chesapeake Energy Corp.	(111,573)
(5,600)	Covanta Holding Corp.	(122,976)
(18,800)	Delta Petroleum Corp.	(89,488)
(25,600)	Dresser-Rand Group, Inc.	(441,600)
(20,900)	Enbridge, Inc.	(678,623)

(1,600)	EOG Resources, Inc.	(106,528)
(6,400)	Equitable Resources, Inc.	(214,720)
(5,300)	FMC Technologies, Inc.	(126,299)
(110,200)	Global Industries, Ltd.	(384,598)
(10,400)	Goodrich Petroleum Corp.	(311,480)
(25,500)	Holly Corp.	(464,865)
(4,800)	Marathon Oil Corp.	(131,328)
(506)	Nabors Industries Ltd.	(6,057)
(11,100)	Noble Energy, Inc.	(546,342)
(13,775)	Peabody Energy Corp.	(313,381)
(13,798)	Penn Virginia Corp.	(358,472)
(7,569)	Pioneer Natural Resources Co.	(122,466)
(22,800)	Range Resources Corp.	(784,092)
(5,400)	Rowan Cos., Inc.	(85,860)
(3,900)	Schlumberger, Ltd.	(165,087)
(4,200)	Suncor Energy, Inc.	(81,900)
(13,800)	T-3 Energy Services, Inc.	(130,272)
(28,000)	TransCanada Corp.	(759,920)
(931)	Transocean Ltd	(43,990)
(25,100)	Weatherford International, Ltd.	(271,582)
(6,250)	XTO Energy, Inc.	(220,438)

		(8,927,328)

Financials - (3.3)%
(24,779)	Affiliated Managers Group, Inc.	(1,038,736)
(23,300)	Aflac, Inc.	(1,068,072)
(8,001)	Alexandria Real Estate Equities, Inc.	(482,780)
(2,700)	Alleghany Corp.	(761,400)
(107,022)	American International Group, Inc.	(168,024)
(41,100)	Assured Guaranty, Ltd.	(468,540)
(28,290)	Bank of America Corp.	(342,003)
(58,200)	Banner Corp.	(547,662)
(39,400)	Brookline Bancorp, Inc.	(419,610)
(8,700)	Capitol Bancorp, Ltd.	(67,860)
(16,100)	Capitol Federal Financial	(734,160)
(208,130)	CIT Group, Inc.	(944,910)
(134,515)	Citigroup, Inc.	(902,596)
(165,500)	Citizens Republic Bancorp, Inc.	(493,190)
(6,300)	Credicorp Ltd.	(314,748)
(76,000)	E*Trade Financial Corp.	(87,400)
(32,000)	FBL Financial Group, Inc.	(494,400)
(38,250)	Federated Investors, Inc.	(648,720)
(169,513)	Fifth Third Bancorp	(1,400,177)
(10,800)	First Financial Bankshares, Inc.	(596,268)
(73,678)	First Horizon National Corp.	(778,774)
(21,200)	Forest City Enterprises, Inc., Class A	(142,040)
(12,350)	Franklin Resources, Inc.	(787,683)
(19,700)	Hartford Financial Services Group, Inc.	(323,474)
(20,347)	Host Hotels & Resorts, Inc.	(154,027)
(45,100)	Jeffries Group, Inc.	(634,106)
(20,200)	JPMorgan Chase & Co.	(636,906)
(35,660)	Legg Mason, Inc.	(781,311)
(11,000)	M&T Bank Corp.	(631,510)
(21,900)	Macerich Co.	(397,704)
(2,200)	Markel Corp.	(657,800)
(21,000)	MBIA, Inc.	(85,470)
(22,470)	MF Global, Ltd.	(45,839)
(14,200)	Morgan Stanley	(227,768)
(11,700)	PacWest Bancorp	(314,730)
(65,500)	Phoenix Cos., Inc.	(214,185)
(19,200)	PrivateBancorp, Inc.	(623,232)
(16,300)	Raymond James Financial, Inc.	(279,219)
(125,951)	SLM Corp.	(1,120,964)
(94,700)	South Financial Group, Inc.	(409,104)
(12,300)	St. Joe Co.	(299,136)
(16,900)	State Street Corp.	(664,677)
(18,700)	Sun Life Financial, Inc.	(432,718)
(12,695)	SVB Financial Group	(332,990)

(33,100)	TFS Financial Corp.	(426,990)
(20,600)	Valley National Bancorp	(417,150)
(5,792)	Wachovia Corp.	(32,088)
(16,530)	Webster Financial Corp.	(227,783)
(28,600)	Wintrust Financial Corp.	(588,302)
(18,413)	World Acceptance Corp.	(363,841)
(80,600)	XL Capital, Ltd., Class A	(298,220)

		(25,310,997)

Health Care - (3.6)%
(3,500)	Abbott Laboratories	(186,795)
(2,544)	Advanced Medical Optics, Inc.	(16,816)
(46,700)	Affymetrix, Inc.	(139,633)
(23,650)	Allergan, Inc.	(953,568)
(16,700)	AMAG Pharmaceuticals, Inc.	(598,695)
(46,239)	American Medical Systems Holdings, Inc.	(415,689)
(11,170)	AMERIGROUP Corp.	(329,738)
(18,051)	Amylin Pharmaceuticals, Inc.	(195,853)
(106,446)	ATS Medical, Inc.	(295,920)
(2,500)	Baxter International, Inc.	(133,975)
(36,300)	Brookdale Senior Living, Inc.	(202,554)
(78,799)	Cubist Pharmaceuticals, Inc.	(1,903,784)
(12,218)	deCODE Genetics, Inc.	(2,260)
(30,098)	EPIX Pharmaceuticals, Inc.	(31,001)
(25,300)	Gen-Probe, Inc.	(1,083,852)
(38,147)	Healthsouth Corp.	(418,091)
(132,400)	Incyte Corp.	(501,796)
(37,800)	Insulet Corp.	(291,816)
(20,400)	Inverness Medical Innovations, Inc.	(385,764)
(277,581)	Isis Pharmaceuticals, Inc.	(3,936,099)
(55,802)	Kinetic Concepts, Inc.	(1,070,282)
(19,842)	King Pharmaceuticals, Inc.	(210,722)
(21,242)	LifePoint Hospitals, Inc.	(485,167)
(22,412)	Millipore Corp.	(1,154,666)
(95,642)	Molina Healthcare, Inc.	(1,684,256)
(65,943)	Mylan, Inc.	(652,176)
(34,600)	Natus Medical, Inc.	(448,070)
(270,528)	NovaMed, Inc.	(936,027)
(14,500)	NuVasive, Inc.	(502,425)
(42,400)	Patterson Cos, Inc.	(795,000)
(74,633)	PSS World Medical, Inc.	(1,404,593)
(22,100)	Psychiatric Solutions, Inc.	(615,485)
(60,250)	Sepracor, Inc.	(661,545)
(34,000)	Sequenom, Inc.	(674,560)
(77,226)	SonoSite, Inc.	(1,473,472)
(3,800)	Stryker Corp.	(151,810)
(203,400)	Viropharma, Inc.	(2,648,268)
(14,766)	West Pharmaceutical Services, Inc.	(557,712)
(62,000)	Wright Medical Group, Inc.	(1,266,660)
(7,400)	XenoPort, Inc.	(185,592)

		(29,602,187)

Industrials - (3.4)%
(69,412)	AAR Corp.	(1,277,875)
(8,100)	Aerovironment, Inc.	(298,161)
(16,200)	American Ecology Corp.	(327,726)
(5,100)	Ameron International Corp.	(320,892)
(1,950)	Ametek, Inc.	(58,910)
(11,700)	Atlas Air Worldwide Holdings, Inc.	(221,130)
(15,100)	Badger Meter, Inc.	(438,202)
(26,300)	Ball Corp.	(1,093,817)
(85,963)	Barnes Group, Inc.	(1,246,464)
(3,800)	Boeing Co.	(162,146)
(13,100)	Bristow Group, Inc.	(350,949)
(97,365)	C&D Technologies, Inc.	(304,752)
(15,600)	Canadian Pacific Railway Ltd.	(524,472)
(17,750)	CH Robinson Worldwide, Inc.	(976,782)
(8,600)	CIRCOR International, Inc.	(236,500)

(18,600)	Clarcor, Inc.	(617,148)
(7,200)	Curtiss-Wright Corp.	(240,408)
(7,200)	Danaher Corp.	(407,592)
(9,400)	Donaldson Co, Inc.	(316,310)
(34,250)	Eagle Materials, Inc.	(630,542)
(78,600)	Eastman Kodak Co.	(517,188)
(2,700)	Energizer Holdings, Inc.	(146,178)
(13,200)	Energy Conversion Devices, Inc.	(332,772)
(16,400)	EnerSys	(180,400)
(30,700)	Expeditors International of Washington, Inc.	(1,021,389)
(9,700)	FARO Technologies, Inc.	(163,542)
(25,900)	General Cable Corp.	(458,171)
(34,500)	Golar LNG, Ltd.	(233,220)
(25,300)	Graham Corp.	(273,746)
(10,500)	IDEX Corp.	(253,575)
(29,382)	Itron, Inc.	(1,872,809)
(37,330)	Kansas City Southern	(711,137)
(19,400)	Kaydon Corp.	(666,390)
(28,300)	Kirby Corp.	(774,288)
(245,886)	LeCroy Corp.	(749,953)
(33,450)	Mine Safety Appliances Co.	(799,790)
(17,000)	Moog, Inc., Class A	(621,690)
(45,700)	Movado Group, Inc.	(429,123)
(53,987)	Newport Corp.	(366,032)
(31,900)	Nordson Corp.	(1,030,051)
(58,250)	Packaging Corp. Of America	(784,045)
(16,200)	Precision Castparts Corp.	(963,576)
(20,900)	Rockwell Automation, Inc.	(673,816)
(20,900)	Rockwell Collins, Inc.	(816,981)
(6,500)	Roper Industries, Inc.	(282,165)
(22,900)	Shaw Group, Inc.	(468,763)
(3,800)	Stericycle, Inc.	(197,904)
(13,200)	Tetra Tech, Inc.	(318,780)
(11,000)	TransDigm Group, Inc.	(369,270)
(43,808)	Trinity Industries, Inc.	(690,414)
(17,500)	Universal Display Corp.	(165,375)
(25,200)	Waste Connections, Inc.	(795,564)
(27,200)	Waste Management, Inc.	(901,408)
(18,900)	Waters Corp.	(692,685)

		(29,772,968)

Information Technology - (2.4)%
(20,100)	Advent Software, Inc.	(401,397)
(40,400)	Analog Devices, Inc.	(768,408)
(4,600)	Apple, Inc.	(392,610)
(43,500)	Applied Materials, Inc.	(440,655)
(36,600)	Autodesk, Inc.	(719,190)
(8,800)	Blackboard, Inc.	(230,824)
(49,800)	Broadcom Corp. Class A	(845,106)
(18,900)	CA, Inc.	(350,217)
(66,896)	CACI International, Inc., Class A	(3,016,341)
(116,900)	Cadence Design Systems, Inc.	(427,854)
(24,100)	Cerner Corp.	(926,645)
(43,550)	Citrix Systems, Inc.	(1,026,473)
(48,050)	Cognizant Technology Solutions Corp., Class A	(867,783)
(18,000)	Concur Technologies, Inc.	(590,760)
(7,350)	Diodes, Inc.	(44,541)
(20,800)	Eclipsys Corp.	(295,152)
(27,550)	Electronic Arts, Inc.	(441,902)
(34,987)	EMC Corp/Massachusetts	(366,314)
(221,252)	Epicor Software Corp.	(1,062,010)
(42,550)	Henry (Jack) & Associates	(825,895)
(55,350)	IMS Health, Inc.	(839,106)
(2,300)	International Business Machines Corp.	(193,568)
(51,600)	Linear Technology Corp.	(1,141,392)
(21,800)	Marvell Technology Group, Ltd.	(145,406)
(21,536)	Mentor Graphics Corp.	(111,341)
(50,300)	Metavante Technologies, Inc.	(810,333)

(6,800)	Microsemi Corp.	(85,952)
(21,400)	MSC Software Corp.	(142,952)
(19,959)	Nuance Communications, Inc.	(206,775)
(463,813)	ON Semiconductor Corp.	(1,576,964)
(13,000)	Phase Forward, Inc.	(162,760)
(36,600)	Pitney Bowes, Inc.	(932,568)
(13,005)	PMC - Sierra, Inc.	(63,204)
(16,300)	Power Integrations, Inc.	(324,044)
(9,800)	Salesforce.com, Inc.	(313,698)
(47,550)	SEI Investments Co.	(747,011)
(9,473)	Skyworks Solutions, Inc.	(52,480)
(13,761)	SPSS, Inc.	(370,997)
(182,072)	SYNNEX Corp.	(2,062,876)
(74,700)	THQ, Inc.	(312,993)
(37,900)	Ultimate Software Group, Inc.	(553,340)
(40,800)	Varian Semiconductor Equipment	(739,296)
(33,133)	Veeco Instruments, Inc.	(210,063)

		(26,139,196)

Materials - (1.0)%
(14,900)	Air Products and Materials	(749,023)
(32,100)	Albemarle Corp.	(715,830)
(25,000)	American Vanguard Corp.	(292,500)
(10,800)	Balchem Corp.	(269,028)
(24,100)	Cameco Corp.	(415,725)
(34,750)	Celanese Corp.	(431,943)
(4,500)	Century Aluminum Co.	(45,000)
(11,400)	Ecolab, Inc.	(400,710)
(50,728)	Ferro Corp.	(357,632)
(18,700)	FMC Corp.	(836,451)
(74,300)	General Moly, Inc.	(87,674)
(15,400)	Innophos Holdings, Inc.	(305,074)
(40,300)	Ivanhoe Mines, Ltd.	(108,810)
(3,500)	Mosaic Co.	(121,100)
(10,687)	Newmont Mining Corp.	(434,961)
(4,400)	Potash Corp. of Saskatchewan	(322,168)
(10,000)	Sigma-Aldrich Corp.	(422,400)
(99,400)	Taseko Mines, Ltd.	(56,658)

		(6,372,687)

Telecommunication Services - (2.5)%
(33,450)	Akamai Technologies, Inc.	(504,760)
(212,014)	Alaska Communications Systems Group, Inc.	(1,988,691)
(55,500)	CBS Corp.	(454,545)
(18,208)	Central European Media Enterprises, Ltd.	(395,478)
(712)	Citadel Broadcasting Corp.	(114)
(64,800)	Clear Channel Outdoor Holdings	(398,520)
(40,819)	Crown Castle International Corp.	(717,598)
(72,000)	CTC Media, Inc.	(345,600)
(42,900)	DISH Network Corp.	(475,761)
(544,872)	Earthlink, Inc.	(3,683,335)
(32,016)	Equinix, Inc.	(1,702,931)
(29,700)	Hearst-Argyle Television, Inc.	(179,982)
(24,900)	Hughes Communications, Inc.	(396,906)
(11,314)	i2 Technologies, Inc.	(72,296)
(141,680)	Interpublic Group of Cos., Inc.	(561,053)
(22,200)	IPG Photonics Corp.	(292,596)
(3,441)	Leap Wireless International, Inc.	(92,528)
(698,804)	Level 3 Communications, Inc.	(489,163)
(32,600)	McGraw-Hill Cos, Inc.	(755,994)
(61,250)	MetroPCS Communications, Inc.	(909,563)
(57,850)	NeuStar, Inc.	(1,106,670)
(32,548)	Omnicom Group, Inc.	(876,192)
(41,100)	SAVVIS, Inc.	(283,179)
(19,055)	SBA Communications Corp.	(310,978)
(26,600)	Switch & Data Facilities Co., Inc.	(196,574)
(15,096)	Symantec Corp.	(204,098)
(31,563)	Symmetricom, Inc.	(124,674)

(75,407)	Virgin Media, Inc.	(376,281)
(22,800)	Vocus, Inc.	(415,188)

		(18,311,248)

Utilities - (0.8)%
(23,650)	Allegheny Energy, Inc.	(800,789)
(3,900)	Aqua America, Inc.	(80,301)
(24,800)	Hawaiian Electric Industries, Inc.	(549,072)
(10,700)	Laclede Group, Inc.	(501,188)
(7,900)	Nicor, Inc.	(274,446)
(9,200)	Northwest Natural Gas Co	(406,916)
(21,800)	Otter Tail Corp.	(508,594)
(22,400)	PPL Corp.	(687,456)
(27,700)	Public Service Enterprise Group, Inc.	(808,009)
(15,000)	Southern Co.	(555,000)
(19,500)	TECO Energy, Inc.	(240,825)
(22,700)	Vectren Corp.	(567,727)
(17,400)	WGL Holdings, Inc.	(568,806)
(23,700)	Xcel Energy, Inc.	(439,635)

		(6,988,764)

Total Common Stock (Cost $(293,695,545))		(212,943,550)

Mutual Funds - (2.4)%
(6,300)	iShares FTSE/Xinhua China 25 Index Fund	(183,834)
(77,450)	iShares Russell 2000 Index Fund	(3,815,962)
(34,950)	Midcap SPDR Trust Series 1	(3,395,742)
(113,025)	Powershares QQQ	(3,361,364)
(98,585)	SPDR Trust Series 1	(8,896,310)

Total Mutual Funds (Cost $(31,149,286))		(19,653,212)

Total Securities Sold Short - (28.7)% (Cost $(324,844,831)		$(232,596,762)

ABSOLUTE STRATEGIES FUND

SCHEDULE OF CALL AND PUT OPTIONS WRITTEN

DECEMBER 31, 2008 (Unaudited)

Number of Contacts	Security Description	Strike Price	Expiration Date	Value
Options Written - (0.2)%
Call Options Written - (0.2)%
(20)	Advanced Micro Devices, Inc.	20.00	01/17/09	$(20)
(20)	Amazon.com, Inc.	30.00	01/17/09	(42,600)
(12)	Amgen, Inc.	60.00	01/17/09	(1,260)
(12)	Amgen, Inc.	70.00	01/17/09	(96)
(20)	Anadarko Petroleum Corp.	40.00	01/17/09	(3,000)
(12)	Apache Corp.	60.00	01/17/09	(18,840)
(10)	Apple, Inc.	50.00	01/17/09	(36,000)
(40)	Applied Materials, Inc.	15.00	01/17/09	(180)
(12)	Bank of America Corp.	40.00	01/17/09	(12)
(50)	Bank of America Corp.	40.00	01/17/09	(10,000)
(10)	Bear Stearns Cos., LLC	130.00	01/17/09	(15)
(176)	Bed Bath & Beyond, Inc.	30.00	01/17/09	(4,576)
(12)	Caterpillar, Inc.	60.00	01/17/09	(24)
(12)	Centex Corp.	40.00	01/17/09	(60)
(20)	Circuit City Stores, Inc.	30.00	01/17/09	(90)
(40)	Cisco Systems, Inc.	15.00	01/17/09	(6,400)
(20)	Comcast Corp.	20.00	01/17/09	(150)
(20)	Countrywide Financial Corp.	25.00	01/17/09	(20)
(20)	Countrywide Financial Corp.	30.00	01/17/09	(30)
(15)	FedEx Corp.	110.00	01/17/09	(75)
(20)	Halliburton Co.	30.00	01/17/09	(30)
(177)	Hartford Financial Services	15.00	01/17/09	(36,285)
(67)	Hartford Financial Services	40.00	01/17/09	(335)
(147)	ITT Educational Services, Inc.	80.00	01/16/10	(526,995)
(42)	ITT Educational Services, Inc.	70.00	01/17/09	(64,260)
(73)	Joy Global, Inc.	70.00	01/17/09	(365)
(142)	Kohl’s Corp.	50.00	01/17/09	(710)
(24)	Lowe’s Cos., Inc.	30.00	01/17/09	(120)
(30)	Lowe’s Cos., Inc.	25.00	01/17/09	(300)
(12)	Merrill Lynch & Co., Inc.	55.00	01/17/09	(24)
(20)	Microsoft Corp.	20.00	01/17/09	(920)
(12)	Morgan Stanley	50.00	01/17/09	(120)
(20)	Nike, Inc.	40.00	01/17/09	(22,100)
(145)	Nucor Corp.	45.00	01/17/09	(53,650)
(144)	Nucor Corp.	50.00	04/18/09	(72,000)
(12)	Procter & Gamble Co.	50.00	01/17/09	(14,280)
(32)	Pulte Homes, Inc.	25.00	01/17/09	(160)
(300)	Retail Holders Trust	110.00	01/17/09	(2,250)
(602)	Retail Holders Trust	105.00	01/17/09	(3,010)
(10)	Ryland Group, Inc.	30.00	01/17/09	(50)
(12)	Ryland Group, Inc.	40.00	01/17/09	(60)
(3)	Schlumberger, Ltd.	60.00	01/17/09	(15)
(265)	Target Corp.	50.00	01/16/10	(145,750)
(525)	Target Corp.	30.00	01/17/09	(165,375)
(12)	Target Corp.	40.00	01/17/09	(636)
(12)	United Technologies Corp.	50.00	01/17/09	(5,280)
Total Call Options Written - (0.2)%
(Premiums Received $(2,117,699))				(1,238,528)

Number of Contacts	Security Description	Strike Price	Expiration Date	Value
Put Options Written - (0.0)%
(90)	iShares MSCI Index	80.00	01/21/09	(63,000)
(900)	Retail Holders Trust	75.00	01/21/09	(225,000)

Total Put Options Written - (0.0)% (Premiums Received $(379,004))				(288,000)

Total Options Written - (0.2)% (Premiums Received $(2,496,703))				$(1,526,528)

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933.
At the period end, the value of these securities amounted to $23,297,206 or 2.9% of net assets.
(c)	Variable rate security.
(d)	Security is currently in default and are on scheduled interest or principal payment.
(e)	Zero coupon bond. Interest rate presented is yield to maturity.
(f)	All or a portion of this security is held as collateral for securities sold short.
(g)	Security fair valued in accordance with procedures adopted by the Board of Trustees.
(h)	Debt obligation initially issued at one coupon rate which converts to a higher coupon rate at a specific date. The rate shown is the rate at year end.
(i)	Holders of Comdisco Holding Co., Inc. were issued contingent equity distribution rights pursuant to the Comdisco, Inc. First Amended Joint Plan of Reorganization. Accordingly, there is no associated strike price or expiration date.
(j)	Security subject to call option written by the Fund.

At December 31, 2008, the Fund held the following futures contracts:

Contract	Type	Expiration Date	Notional Contract Value	Net Appreciation (Depreciation)
(21)	U.S. 5-year Note (CBT) Future	03/31/09	(2,500,149)	(55,479)
(10)	U.S. 2-year Note (CBT) Future	03/31/09	(2,180,625)	(17,031)
(139)	U.S. 10-year Note (CBT) Future	03/31/09	(17,479,250)	(62,987)
(22)	U.S. Long Bond (CBT) Future	03/31/09	(3,037,031)	(258,983)

			$(25,197,055)	$(394,480)

*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$117,741,758
Gross Unrealized Depreciation	(216,581,863)

Net Unrealized Appreciation (Depreciation)	$(98,840,105)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1—	quoted prices in active markets for identical assets

Level 2—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$224,218,564	$(1,921,008)
Level 2—Other Significant Observable Inputs	230,376,442	—
Level 3—Significant Unobservable Inputs	6,872,895	—
Total Investments	$458,442,756	$(1,921,008)

*	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as written options and futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 03/31/2008	$10,687,686	$(4,457)
Accrued Accretion / (Amortization)	(14,142)
Change in Unrealized Appreciation / (Depreciation)	(3,081,746)	(119,152)
Net Purchase / (Sales)	5,588,024
Transfers In / (Out)	(6,306,927)	123,609
Balance as of 12/31/08	$6,872,895	$—

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

AUSTIN GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2008 (Unaudited)

Shares	Security Description	Value
Common Stock - 91.4%

	Argentina - 0.1%
5,000	Cresud SA, ADR	$44,750

	Belgium - 2.1%
17,000	Nationale A Portefeuille	822,471
10,009	RHJ International (a)	48,417

		870,888

	Brazil - 0.3%
42,745	BM&F BOVESPA SA	110,345

	Canada - 9.7%
31,712	Brookfield Asset Management, Inc., Class A	484,242
71,000	Canfor Corp. (a)	437,100
29,000	EnCana Corp.	1,347,920
4,400	Fairfax Financial Holdings, Ltd.	1,379,004
18,000	Suncor Energy, Inc.	351,000

		3,999,266

	France - 3.4%
5,250	Eurazeo	244,840
35,600	Sanofi-Aventis SA, ADR	1,144,896

		1,389,736

	Germany - 1.6%
3,500	Deutsche Boerse AG	247,151
2,800	Muenchener Rueckversicherungs AG	426,384

		673,535

	Hong Kong - 12.3%
170,000	Cheung Kong Holdings, Ltd.	1,607,829
235,000	Hang Lung Properties, Ltd.	510,619
200,000	Henderson Land Development Co., Ltd.	740,626
71,172	Jardine Matheson Holdings, Ltd.	1,316,682
420,000	Wheelock & Co., Ltd.	921,267

		5,097,023

	Japan - 10.0%
260	Japan Tobacco, Inc.	846,112
1,500	Keyence Corp.	301,158
25,000	Mitsubishi Estate Co., Ltd.	399,062
210,000	Nippon Sheet Glass Co., Ltd.	674,131
42,000	Tokio Marine Holdings, Inc.	1,195,367
35,000	Toyota Industries Corp.	735,907

		4,151,737

	Jordan - 1.0%
19,995	Arab Bank	427,688

	Luxembourg - 0.1%
2,327	Reinet Investments SCA (a)	22,643

	Malaysia - 0.9%
350,000	Genting Bhd	374,277

	Mexico - 2.6%
35,000	Fomento Economico Mexicano SAB de CV, ADR	1,054,550

	Netherlands - 2.4%
35,000	Heineken Holding NV			992,982

	Sweden - 2.2%
63,000	Investor AB, Class A			896,250

	Switzerland - 12.4%
19,903	ABB, Ltd. (a)			291,341
17,000	Compagnie Financiere Richemont SA, Class A			323,916
2,500	Kuehne & Nagel International AG			158,665
50,000	Nestle SA			1,954,244
34,600	Novartis AG			1,713,177
8,207	Pargesa Holding SA			539,757
4,000	Syngenta AG, ADR			156,560

				5,137,660

	United Kingdom - 5.1%
70,000	Anglo American PLC, ADR			813,400
10,392	British American Tobacco PLC			268,940
7,170	Brit Insurance Holdings PLC			22,679
16,000	Diageo PLC, ADR			907,840
6,000	GlaxoSmithKline PLC			110,807

				2,123,666

	United States - 25.2%
40,000	Applied Materials, Inc.			405,200
8,000	Bank of New York Mellon Corp.			226,640
11,000	Burlington Northern Santa Fe Corp.			832,810
37,400	Calpine Corp. (a)			272,272
21,000	Covidien, Ltd.			761,040
25,600	Johnson & Johnson			1,531,648
15,300	Leucadia National Corp.			302,940
22,000	Nasdaq OMX Group, Inc. (a)			543,620
20,400	Newmont Mining Corp.			830,280
35,000	Philip Morris International, Inc.			1,522,850
30,000	Schering-Plough Corp.			510,900
35,700	Spectra Energy Corp.			561,918
8,000	St. Joe Co. (a)			194,560
12,200	Tejon Ranch Co. (a)			301,828
15,000	Time Warner, Inc.			150,900
95,600	U.S. Gold Corp. (a)			86,996
7,000	Wal-Mart Stores, Inc.			392,420
5,800	Waters Corp. (a)			212,570
16,000	WellPoint, Inc. (a)			674,080
2,000	Wynn Resorts, Ltd. (a)			84,520

				10,399,992

Total Common Stock (Cost $46,432,181)				37,766,988

		Rate	Maturity
Corporate Bonds - 0.9%
250,000	GMAC, LLC	7.25%	03/02/11	212,559
300,000	Level 3 Financing, Inc.	9.25%	11/01/14	175,500

Total Corporate Bonds (Cost $365,564)				388,059

Foreign Treasury Securities - 0.7%
	United Kingdom - 0.7%
200,000	United Kingdom Treasury Bond (Cost $367,897)	4.00%	03/07/09	289,180

Preferred Stock - 1.2%
	United States - 1.2%
500	Bank of America Corp., 7.25%			325,750
3,650	Tri-Continental Corp., 2.50%			144,485

Total Preferred Stock (Cost $520,328)				470,235

U.S. Treasury Note - 1.0%
400,000	United States Treasury Note (Cost $402,078)	2.00%	09/30/10	410,188

Short-Term Investments - 4.6%
Money Market Fund - 4.6%
1,908,730	CitiSM Institutional Trust Liquid Reserves, Class A, 2.00% (Cost $1,908,730)			1,908,730

Total Investments - 99.8% (Cost $49,996,778)*				$41,233,380
Other Asset and Liabilities, Net - 0.2%				85,025

NET ASSETS - 100.0%				$41,318,405

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$1,409,665
Gross Unrealized Depreciation	(10,173,063)

Net Unrealized Appreciation (Depreciation)	$(8,763,398)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—	quoted prices in active markets for identical assets

Level 2—	other significant observable inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$41,233,380	$(48,367)
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—
Total Investments	$41,233,380	$(48,367)

*	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MERK HARD CURRENCY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2008 (Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD
Foreign Bonds - 41.4%

Regional Agency - Canada - 3.1%
10,000,000	Alberta Treasury Branches	CAD	4.10%	06/01/11	$8,489,672

Non-US Government - Australia - 2.0%
7,500,000	Australian Government	AUD	7.50	09/15/09	5,395,176

Regional Agency - Australia - 2.3%
9,000,000	Queensland Treasury Corp.	AUD	6.00	07/14/09	6,355,687

Regional Authority - Canada - 4.2%
14,000,000	Province of British Columbia	CAD	5.70	06/01/09	11,560,745

Non-US Government - Finland - 4.6%
9,000,000	Finland Government Bond	EUR	5.00	04/25/09	12,606,848

Non-US Government - France - 4.1%
8,000,000	France Government	EUR	3.33	01/25/09	11,116,292

Non-US Government - Germany - 5.1%
10,000,000	Bundesschatzanweisungen Series 1	EUR	3.75	03/13/09	13,931,337

Non-US Government - Netherlands - 1.3%
2,500,000	Netherlands Government	EUR	2.75	01/15/09	3,475,232

Non-US Government - New Zealand - 1.3%
6,000,000	New Zealand Government International Bond	NZD	7.00	07/15/09	3,563,351

Non-US Government - Switzerland - 7.3%
21,000,000	Switzerland Government	CHF	3.25	02/11/09	19,798,752

Sovereign - 1.7%
5,000,000	Oesterreichische Kontrollbank	CHF	1.75	03/09/09	4,709,551

Non-US Government - Austria - 4.4%
8,500,000	Republic of Austria	EUR	4.00	07/15/09	11,931,528

Total Foreign Bonds (Cost $112,915,299)					112,934,171

Foreign Treasury Securities - 35.5%

Non-US Government - Belgium - 4.6%
2,000,000	Belgium Treasury Bill (a)	EUR	1.65	05/14/09	2,762,050

7,000,000	Belgium Treasury Bill (a)	EUR	4.22	01/15/09	9,720,321

					12,482,371

Non-US Government - Canada - 4.2%
14,000,000	Canadian Treasury Bill (a)	CAD	1.01	03/05/09	11,324,180

Non-US Government - Japan - 10.1%
2,500,000,000	Japan Treasury Bill (a)	JPY	0.58	03/10/09	27,539,741

Non-US Government - Netherlands - 5.1%
10,000,000	Dutch Treasury Certificate (a)	EUR	1.54-1.91	06/30/09	13,788,732

Non-US Government - Norway - 4.2%
80,000,000	Norway Treasury Bill (a)	NOK	3.10	03/18/09	11,368,018

Non-US Government - Switzerland - 7.3%
8,050,000	Switzerland Treasury Bill Series 3972 (a)	CHF	(0.02)	01/08/09	7,563,193

13,000,000	Switzerland Treasury Bill Series 3978 (a) (b)	CHF	(0.02)	03/19/09	12,212,587

					19,775,780

Total Foreign Treasury Securities (Cost $93,796,515)					96,278,822

US Treasury Bills - 0.3%

US Government
	350,000	U.S. Treasury Bill (a)	USD	0.20	01/02/09	$349,992
	350,000	U.S. Treasury Bill (a)	USD	0.25	07/02/09	349,534

Total US Treasury Bills (Cost $699,559)						699,526

Shares
Exchange Traded Fund - 11.5%
	362,900	streetTRACKS Gold Trust (Cost $30,980,062)				31,408,995

Total Investments - 88.6% Cost ($238,391,435)*						$241,321,514

Foreign Currencies - 8.7%:
	Australian Dollar - 0.0%					16,366
	British Sterling Pound - 0.1%					139,701
	Canadian Dollar - 0.8%					2,286,893
	Euro - 0.0%					5,879
	Japanese Yen - 1.3%					3,636,511
	New Zealand Dollar - 0.1%					279,185
	Norwegian Krone - 2.5%					6,733,353
	Swedish Krona - 0.2%					674,229
	Swiss Franc - 3.7%					9,994,350

Total Foreign Currencies (Cost $23,797,723)						23,766,467

Other Assets and Liabilities, Net - 2.7%						7,259,373

NET ASSETS - 100.0%						$272,347,354

(a)	Rates shown are annualized yields at time of purchase.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the end of the period, the value of these securities amounted to $12,212,587or 4.48% of net assets.

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Sterling Pound
NOK	Norwegian Krona
NZD	New Zealand Dollar
USD	United States Dollar

At December 31, 2008, the Fund held the following futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation
48	Gold 100 Oz. Future	February 27, 2009	$4,244,640	$386,940

*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$7,934,682
Gross Unrealized Depreciation	(5,004,603)

Net Unrealized Appreciation (Depreciation)	$2,930,079

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—	quoted prices in active markets for identical assets

Level 2—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$31,408,995	$386,940
Level 2—Other Significant Observable Inputs	197,699,932	—
Level 3—Significant Unobservable Inputs**	12,212,587	—
Total Investments	$241,321,514	$386,940

*	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

Investments in Securities
Balance as of 03/31/2008	$15,040,486
Accrued Accretion / (Amortization)	(1,696,574)
Change in Unrealized Appreciation / (Depreciation)	461,079
Net Purchase / (Sales)	(1,592,404)
Transfers In / (Out)	—
Balance as of 12/31/08	$12,212,587

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MERK ASIAN CURRENCY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2008 (Unaudited)

Principal	Security Description	Rate	Maturity	Value in USD
US Treasury Bills (a) - 90.1%

7,500,000	U.S. Treasury Bill	1.70%	01/29/09	$7,499,836
14,000,000	U.S. Treasury Bill	1.94	02/26/09	13,999,699
7,000,000	U.S. Treasury Bill	0.84	05/21/09	6,998,243
7,000,000	U.S. Treasury Bill	0.29	06/25/09	6,984,096
6,000,000	U.S. Treasury Bill	0.57	06/04/09	5,997,600

Total US Treasury Bills (Cost $41,401,028)				41,479,474

Total Investments - 90.1% Cost ($41,401,028)*				$41,479,474

Net Unrealized Gain on Forward Currency Contracts - 0.5%				$248,124

Other Assets and Liabilities, Net - 9.4%				4,324,394

NET ASSETS - 100.0%				$46,051,992

(a)	Rates shown are annualized yields at time of purchase.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$84,652
Gross Unrealized Depreciation	(6,206)

Net Unrealized Appreciation (Depreciation)	$78,446

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—	quoted prices in active markets for identical assets

Level 2—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3—	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$41,479,474	$248,124
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—
Total Investments	$41,479,474	$248,124

*	Other Financial Instruments include forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PAYSON TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2008 (Unaudited)

Shares	Security Description	Value
Common Stock - 85.0%

Basic Materials - 6.0%
17,700	EI Du Pont de Nemours & Co.	$447,810
14,200	Nucor Corp.	656,040

		1,103,850

Consumer Cyclical - 10.1%
25,000	Johnson Controls, Inc.	454,000
7,279	Sherwin - Williams Co.	434,920
18,540	TJX Cos., Inc.	381,348
11,000	VF Corp.	602,470

		1,872,738

Consumer Staples - 8.2%
16,000	Avon Products, Inc.	384,480
7,700	Coca-Cola Co.	348,579
9,000	Diageo PLC, ADR	510,660
4,800	Wal-Mart Stores, Inc.	269,088

		1,512,807

Energy - 12.3%
7,500	Chevron Corp.	554,775
10,000	ConocoPhillips	518,000
7,000	Exxon Mobil Corp.	558,810
15,000	Marathon Oil Corp.	410,400
10,400	Smith International, Inc.	238,056

		2,280,041

Financial - 6.6%
10,000	Aflac, Inc.	458,400
150	Berkshire Hathaway, Inc., Class B (a)	482,100
9,100	JPMorgan Chase & Co.	286,923

		1,227,423

Health Care - 12.6%

10,000	Becton Dickinson & Co.	683,900
14,000	Covidien, Ltd.	507,360
11,200	Johnson & Johnson	670,096
15,000	Medtronic, Inc.	471,300

		2,332,656

PAYSON TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2008 (Unaudited)

Industrials - 14.7%
5,840	Dun & Bradstreet Corp.			450,848
9,000	General Dynamics Corp.			518,310
27,700	Graco, Inc.			657,321
14,702	Rockwell Collins, Inc.			574,701
10,000	United Technologies Corp.			536,000

				2,737,180

Technology - 14.5%
19,311	Cisco Systems, Inc.(a)			314,770
1,750	Google, Inc., Class A (a)			538,388
14,000	Harris Corp.			532,700
4,000	IBM			336,640
18,000	Microsoft Corp.			349,920
26,000	Nokia OYJ, ADR			405,600
12,225	Oracle Corp.(a)			216,749

				2,694,767

Total Common Stock (cost $16,666,186)				15,761,462

Exchange Traded Fund - 13.8%
11,318	iShares iBoxx High Yield Corporate Bond Fund			861,073
60,000	Financial Select Sector SPDR Fund			757,200
40,000	Vanguard Emerging Markets ETF			948,000

Total Exchange Traded Funds (cost $2,845,498)				2,566,273

Principal		Rate	Maturity
Mortgage-Backed Securities - 0.0%
$2,315	GNMA Pool 394795 (cost $2,323)	7.50%	10/15/10	2,407

Total Investments - 98.8% (cost $19,514,007)*				$18,330,142
Other Assets and Liabilities, Net - 1.2%				224,745

NET ASSETS - 100.0%				$18,554,887

ADR	American Depositary Receipt
GNMA	Government National Mortgage Association
PLC	Public Limited Company
(a)	Non-income producing security.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$2,390,810
Gross Unrealized Depreciation	(3,574,675)

Net Unrealized Appreciation (Depreciation)	$(1,183,865)

PAYSON TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2008 (Unaudited)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—	quoted prices in active markets for identical assets

Level 2—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1—Quoted Prices	$18,327,735	$—
Level 2—Other Significant Observable Inputs	2,407	—
Level 3—Significant Unobservable Inputs	—	—
Total Investments	$18,330,142	$—

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2.	Controls and Procedures.

(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	2/25/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	2/25/09

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	2/25/09